Vanguard® Institutional Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (2.2%)
	Linde plc	333,786	118,641
	Air Products and Chemicals Inc.	150,721	43,289
	Freeport-McMoRan Inc.	970,915	39,720
	Ecolab Inc.	174,549	28,893
	Nucor Corp.	173,778	26,843
	Newmont Corp.	538,227	26,384
	Dow Inc.	478,080	26,208
	Fastenal Co.	388,435	20,952
	Albemarle Corp.	79,717	17,621
	LyondellBasell Industries NV Class A	176,170	16,541
	International Flavors & Fragrances Inc.	174,720	16,067
	Steel Dynamics Inc.	113,293	12,809
	Mosaic Co.	229,855	10,546
	FMC Corp.	86,042	10,508
	Reliance Steel & Aluminum Co.	39,662	10,183
	Avery Dennison Corp.	54,680	9,784
	CF Industries Holdings Inc.	132,436	9,600
	International Paper Co.	238,736	8,609
	Celanese Corp. Class A	67,289	7,327
	Eastman Chemical Co.	79,796	6,730
*	Cleveland-Cliffs Inc.	356,109	6,527
	Royal Gold Inc.	45,358	5,883
	Alcoa Corp.	119,433	5,083
	Olin Corp.	88,563	4,915
*	RBC Bearings Inc.	19,549	4,550
	Valvoline Inc.	116,144	4,058
	Commercial Metals Co.	80,684	3,945
	Hexcel Corp.	56,664	3,867
*	Univar Solutions Inc.	105,621	3,700
	United States Steel Corp.	139,092	3,630
	Timken Co.	43,587	3,562
	Huntsman Corp.	123,908	3,390
	Ashland Inc.	32,788	3,368
	UFP Industries Inc.	39,803	3,163
	Chemours Co.	100,301	3,003
	Cabot Corp.	37,519	2,875
	Element Solutions Inc.	146,131	2,822
	Mueller Industries Inc.	38,345	2,818
	Balchem Corp.	21,787	2,756
*	Livent Corp.	120,458	2,616
	Avient Corp.	61,461	2,530
	Westlake Corp.	21,298	2,470

		Shares	Market Value ($000)
	Hecla Mining Co.	388,152	2,457
	Sensient Technologies Corp.	28,345	2,170
*	MP Materials Corp.	71,504	2,016
	Scotts Miracle-Gro Co.	28,203	1,967
	Quaker Chemical Corp.	9,425	1,866
*	Arconic Corp.	65,893	1,728
	Innospec Inc.	16,731	1,718
*	Ingevity Corp.	23,962	1,714
	Boise Cascade Co.	26,861	1,699
	NewMarket Corp.	4,655	1,699
	Materion Corp.	13,913	1,614
	Carpenter Technology Corp.	32,584	1,458
	Stepan Co.	13,885	1,431
	Minerals Technologies Inc.	21,912	1,324
	Worthington Industries Inc.	20,167	1,304
	Sylvamo Corp.	24,912	1,152
	Tronox Holdings plc Class A	75,701	1,089
	Compass Minerals International Inc.	30,134	1,033
*	Coeur Mining Inc.	198,148	791
	Mativ Holdings Inc.	36,224	778
	Kaiser Aluminum Corp.	10,346	772
*,1	Uranium Energy Corp.	255,883	737
	AdvanSix Inc.	18,107	693
*	Ecovyst Inc.	60,800	672
*,1	Piedmont Lithium Inc.	10,717	644
	GrafTech International Ltd.	130,921	636
	Hawkins Inc.	13,562	594
*	US Silica Holdings Inc.	49,324	589
*	TimkenSteel Corp.	30,310	556
*	Energy Fuels Inc.	98,692	551
	Ryerson Holding Corp.	14,829	539
	Schnitzer Steel Industries Inc. Class A	15,798	491
	Koppers Holdings Inc.	13,873	485
*	Clearwater Paper Corp.	12,189	407
	Haynes International Inc.	8,020	402
*	LSB Industries Inc.	38,662	399
	American Vanguard Corp.	18,120	396
*	Century Aluminum Co.	35,645	356
	Olympic Steel Inc.	5,760	301
*	Origin Materials Inc.	68,152	291
*	Rayonier Advanced Materials Inc.	44,937	282
	Omega Flex Inc.	2,211	246
*	Northwest Pipe Co.	7,200	225
*,1	Amyris Inc.	146,670	199
	Tredegar Corp.	21,461	196
*	Intrepid Potash Inc.	5,697	157
	FutureFuel Corp.	19,183	142
*	Ur-Energy Inc.	127,999	136
*	Dakota Gold Corp.	34,870	126
*	5e Advanced Materials Inc.	21,439	116
*,2	AgroFresh Solutions Inc.	33,898	102
	Northern Technologies International Corp.	8,108	96
	Glatfelter Corp.	29,576	94
	Eastern Co.	4,309	84
*	Unifi Inc.	8,861	72
*	Alto Ingredients Inc.	44,278	66
*	Universal Stainless & Alloy Products Inc.	6,638	62
*	Perma-Pipe International Holdings Inc.	5,795	62

		Shares	Market Value ($000)
	Culp Inc.	10,134	53
	Gold Resource Corp.	50,034	52
*,1	Hycroft Mining Holding Corp.	110,726	48
*	US Gold Corp.	8,013	45
*	Ampco-Pittsburgh Corp.	12,799	31
*	NN Inc.	25,826	28
*	CPS Technologies Corp.	9,761	28
*	Golden Minerals Co.	132,802	27
	United-Guardian Inc.	2,129	20
*	Ascent Industries Co.	1,863	17
*	Comstock Inc.	10,603	4
*	Hycroft Mining Holding Corp.Warrants Exp. 10/6/25	20,000	1
			593,122
Consumer Discretionary (14.1%)
*	Amazon.com Inc.	5,910,762	610,523
*	Tesla Inc.	1,825,519	378,722
	Home Depot Inc.	690,937	203,909
	Costco Wholesale Corp.	301,051	149,583
	McDonald's Corp.	495,983	138,682
	Walmart Inc.	913,815	134,742
*	Walt Disney Co.	1,241,043	124,266
*	Netflix Inc.	302,483	104,502
	NIKE Inc. Class B	844,775	103,603
	Lowe's Cos. Inc.	410,701	82,128
	Starbucks Corp.	779,347	81,153
*	Booking Holdings Inc.	25,538	67,737
	TJX Cos. Inc.	744,872	58,368
	Target Corp.	312,197	51,709
*	Uber Technologies Inc.	1,296,330	41,094
	Activision Blizzard Inc.	478,411	40,947
*	O'Reilly Automotive Inc.	42,405	36,001
	Estee Lauder Cos. Inc. Class A	142,057	35,011
	Ford Motor Co.	2,670,551	33,649
	General Motors Co.	897,173	32,908
	Dollar General Corp.	152,315	32,056
*	Chipotle Mexican Grill Inc. Class A	18,754	32,037
*	AutoZone Inc.	12,737	31,309
	Marriott International Inc. Class A	188,031	31,221
*	Airbnb Inc. Class A	250,236	31,129
*	Lululemon Athletica Inc.	83,200	30,301
	Hilton Worldwide Holdings Inc.	181,562	25,577
	Yum! Brands Inc.	190,230	25,126
	Ross Stores Inc.	234,068	24,842
*	Warner Bros Discovery Inc.	1,492,153	22,532
	Electronic Arts Inc.	185,820	22,382
*	Copart Inc.	291,402	21,916
*	Aptiv plc	185,497	20,811
	DR Horton Inc.	210,606	20,574
*	Dollar Tree Inc.	142,864	20,508
*	Ulta Beauty Inc.	34,531	18,843
*	Trade Desk Inc. Class A	305,699	18,620
	Lennar Corp. Class A	166,495	17,500
	Tractor Supply Co.	74,428	17,494
	eBay Inc.	368,680	16,358
	Genuine Parts Co.	97,020	16,232
*	Delta Air Lines Inc.	433,032	15,121
*	Take-Two Interactive Software Inc.	115,120	13,734
	Southwest Airlines Co.	410,596	13,361

		Shares	Market Value ($000)
*	Las Vegas Sands Corp.	232,429	13,353
	Omnicom Group Inc.	136,763	12,902
	Darden Restaurants Inc.	82,384	12,783
*	NVR Inc.	2,103	11,718
*	Roblox Corp. Class A	243,176	10,938
	Best Buy Co. Inc.	134,795	10,550
	Garmin Ltd.	104,202	10,516
*	Liberty Media Corp.-Liberty Formula One Class C	139,390	10,431
	LKQ Corp.	180,415	10,240
*	Royal Caribbean Cruises Ltd.	149,515	9,763
*	United Airlines Holdings Inc.	220,469	9,756
*	Expedia Group Inc.	99,841	9,688
	Interpublic Group of Cos. Inc.	260,108	9,686
*	Etsy Inc.	84,310	9,386
	MGM Resorts International	204,306	9,075
*	Burlington Stores Inc.	44,705	9,035
	PulteGroup Inc.	152,690	8,899
	Pool Corp.	24,916	8,532
*	Deckers Outdoor Corp.	18,119	8,145
	Domino's Pizza Inc.	24,159	7,969
*	Live Nation Entertainment Inc.	110,587	7,741
	BorgWarner Inc. (XNYS)	157,352	7,728
[1]	Paramount Global Class B	335,936	7,495
*	Five Below Inc.	35,750	7,363
*	Wynn Resorts Ltd.	65,326	7,311
*	Rivian Automotive Inc. Class A	468,459	7,252
*	BJ's Wholesale Club Holdings Inc.	91,354	6,949
*	CarMax Inc.	107,189	6,890
	Tapestry Inc.	158,885	6,850
*	Carnival Corp.	672,115	6,822
	Fox Corp. Class A	198,784	6,769
	Service Corp. International	97,665	6,717
*	Caesars Entertainment Inc.	136,777	6,676
*	Floor & Decor Holdings Inc. Class A	67,782	6,658
*	American Airlines Group Inc.	442,190	6,522
	Vail Resorts Inc.	27,090	6,330
	Aramark	175,260	6,274
	Rollins Inc.	166,022	6,231
	Churchill Downs Inc.	22,652	5,823
	Lear Corp.	40,158	5,602
	Williams-Sonoma Inc.	45,143	5,492
	Dick's Sporting Goods Inc.	38,223	5,423
	VF Corp.	234,753	5,378
	Bath & Body Works Inc.	145,738	5,331
	News Corp. Class A	304,307	5,255
*	Crocs Inc.	39,940	5,050
	Texas Roadhouse Inc. Class A	46,634	5,039
*	DraftKings Inc. Class A	257,482	4,985
	Advance Auto Parts Inc.	39,783	4,838
	Whirlpool Corp.	36,549	4,825
	Hasbro Inc.	87,844	4,716
*	Mattel Inc.	248,904	4,582
	Gentex Corp.	157,457	4,414
	Tempur Sealy International Inc.	111,143	4,389
*	Skechers USA Inc. Class A	91,384	4,343
*	Planet Fitness Inc. Class A	55,812	4,335
	Toll Brothers Inc.	70,802	4,250
	Lithia Motors Inc. Class A	18,413	4,215

		Shares	Market Value ($000)
	Nexstar Media Group Inc. Class A	24,007	4,145
*	SiteOne Landscape Supply Inc.	30,222	4,137
	New York Times Co. Class A	104,530	4,064
*	Norwegian Cruise Line Holdings Ltd.	301,404	4,054
	Polaris Inc.	36,601	4,049
	Wyndham Hotels & Resorts Inc.	58,779	3,988
*,1	GameStop Corp. Class A	173,149	3,986
*	Capri Holdings Ltd.	84,708	3,981
	PVH Corp.	44,293	3,949
*	Light & Wonder Inc.	62,593	3,759
	Wingstop Inc.	19,985	3,669
	H&R Block Inc.	103,010	3,631
*	Alaska Air Group Inc.	85,613	3,592
	Murphy USA Inc.	13,639	3,520
*,1	Lucid Group Inc.	437,787	3,520
	U-Haul Holding Co.	67,191	3,484
	Academy Sports & Outdoors Inc.	53,038	3,461
*	Hyatt Hotels Corp. Class A	30,560	3,416
*	Fox Factory Holding Corp.	28,140	3,415
*	AutoNation Inc.	25,304	3,400
	Harley-Davidson Inc.	87,818	3,334
	Boyd Gaming Corp.	49,448	3,171
	Macy's Inc.	180,714	3,161
*	Asbury Automotive Group Inc.	14,817	3,112
	Newell Brands Inc.	249,616	3,105
	Marriott Vacations Worldwide Corp.	22,958	3,096
*	Penn Entertainment Inc.	103,615	3,073
*	Visteon Corp.	19,234	3,016
*	Bright Horizons Family Solutions Inc.	38,600	2,972
*	Liberty Media Corp.- Liberty SiriusXM Class C	103,471	2,896
	Ralph Lauren Corp. Class A	24,626	2,873
*	RH	11,495	2,800
	Fox Corp. Class B	89,224	2,794
*	Coty Inc. Class A	230,664	2,782
*	elf Beauty Inc.	33,714	2,776
	Leggett & Platt Inc.	86,511	2,758
	Meritage Homes Corp.	23,470	2,740
*	Duolingo Inc.	19,196	2,737
*	Skyline Champion Corp.	35,996	2,708
	Thor Industries Inc.	33,897	2,700
*	Taylor Morrison Home Corp. Class A	70,027	2,679
	TEGNA Inc.	155,847	2,635
	World Wrestling Entertainment Inc. Class A	28,847	2,633
	Warner Music Group Corp. Class A	77,956	2,601
*	Avis Budget Group Inc.	13,261	2,583
	Choice Hotels International Inc.	21,908	2,567
*	Hilton Grand Vacations Inc.	57,477	2,554
	Wendy's Co.	115,352	2,512
	Foot Locker Inc.	61,737	2,450
*	Peloton Interactive Inc. Class A	214,407	2,431
*	Ollie's Bargain Outlet Holdings Inc.	41,934	2,430
	Madison Square Garden Sports Corp.	12,116	2,361
*	Grand Canyon Education Inc.	20,564	2,342
*	YETI Holdings Inc.	57,772	2,311
	Signet Jewelers Ltd.	29,152	2,267
*	Chewy Inc. Class A	60,045	2,244
	Travel & Leisure Co.	55,591	2,179
*	Goodyear Tire & Rubber Co.	187,865	2,070

		Shares	Market Value ($000)
*	Endeavor Group Holdings Inc. Class A	86,027	2,059
	Group 1 Automotive Inc.	9,085	2,057
	KB Home	50,671	2,036
*	Topgolf Callaway Brands Corp.	92,471	1,999
	Penske Automotive Group Inc.	14,092	1,998
*	Lyft Inc. Class A	213,839	1,982
*	Victoria's Secret & Co.	55,270	1,887
	Columbia Sportswear Co.	20,626	1,861
	Kontoor Brands Inc.	37,688	1,824
	LCI Industries	16,452	1,808
*	Cavco Industries Inc.	5,653	1,796
*,1	AMC Entertainment Holdings Inc. Class A	347,855	1,743
	Kohl's Corp.	73,811	1,738
	Carter's Inc.	24,014	1,727
	Rush Enterprises Inc. Class A	31,534	1,722
*	Tri Pointe Homes Inc.	66,763	1,690
	Inter Parfums Inc.	11,848	1,685
	Cracker Barrel Old Country Store Inc.	14,823	1,684
	Steven Madden Ltd.	46,782	1,684
*	Wayfair Inc. Class A	48,370	1,661
*	Sonos Inc.	83,282	1,634
	Papa John's International Inc.	21,573	1,616
	Red Rock Resorts Inc. Class A	36,144	1,611
	Gap Inc.	159,183	1,598
*	JetBlue Airways Corp.	215,814	1,571
*	frontdoor Inc.	56,285	1,569
[1]	Sirius XM Holdings Inc.	389,372	1,546
*	Helen of Troy Ltd.	16,213	1,543
	Lennar Corp. Class B	17,145	1,531
*	Dorman Products Inc.	17,681	1,525
	American Eagle Outfitters Inc.	113,295	1,523
*	LGI Homes Inc.	13,277	1,514
*	Boot Barn Holdings Inc.	19,405	1,487
	MDC Holdings Inc.	38,058	1,479
	Graham Holdings Co. Class B	2,475	1,475
	Bloomin' Brands Inc.	56,685	1,454
*	SeaWorld Entertainment Inc.	23,589	1,446
*	Hertz Global Holdings Inc.	86,582	1,410
*	Liberty Media Corp.- Liberty SiriusXM Class A	49,253	1,384
*	TripAdvisor Inc.	69,689	1,384
*	Shake Shack Inc. Class A	24,714	1,371
*	M/I Homes Inc.	21,683	1,368
*	ODP Corp.	30,109	1,354
	Strategic Education Inc.	14,933	1,341
*	Gentherm Inc.	22,060	1,333
*	Chegg Inc.	80,503	1,312
	Dana Inc.	87,173	1,312
*	Under Armour Inc. Class A	136,739	1,298
*	Leslie's Inc.	117,351	1,292
*	Lions Gate Entertainment Corp. Class B	124,346	1,291
*	Six Flags Entertainment Corp.	47,710	1,274
*	Liberty Media Corp.- Liberty Braves Class C	37,518	1,264
*,1	QuantumScape Corp. Class A	153,916	1,259
	Century Communities Inc.	19,473	1,245
	Hanesbrands Inc.	234,173	1,232
	Spirit Airlines Inc.	71,316	1,225
*	Under Armour Inc. Class C	142,947	1,219
	Jack in the Box Inc.	13,777	1,207

		Shares	Market Value ($000)
*	Driven Brands Holdings Inc.	39,223	1,189
	PriceSmart Inc.	16,310	1,166
	Laureate Education Inc. Class A	98,831	1,162
	Winnebago Industries Inc.	19,890	1,148
	Acushnet Holdings Corp.	22,418	1,142
*	Adtalem Global Education Inc.	29,300	1,132
*	Madison Square Garden Entertainment Corp.	19,139	1,131
*	Urban Outfitters Inc.	40,777	1,130
*	Brinker International Inc.	29,436	1,119
*	Sally Beauty Holdings Inc.	71,509	1,114
*	Stride Inc.	28,088	1,102
	Levi Strauss & Co. Class A	59,902	1,092
	Cheesecake Factory Inc.	30,958	1,085
*	ACV Auctions Inc. Class A	83,863	1,083
	John Wiley & Sons Inc. Class A	27,867	1,080
*	Everi Holdings Inc.	62,567	1,073
*	Central Garden & Pet Co. Class A	27,139	1,060
*	Vista Outdoor Inc.	38,253	1,060
*	National Vision Holdings Inc.	55,801	1,051
	Monro Inc.	21,155	1,046
	Oxford Industries Inc.	9,862	1,041
*	KAR Auction Services Inc.	75,934	1,039
[1]	Nordstrom Inc.	63,848	1,039
*	Knowles Corp.	60,853	1,035
*	Cinemark Holdings Inc.	69,703	1,031
	MillerKnoll Inc.	49,480	1,012
*,1	Luminar Technologies Inc. Class A	153,498	996
*	Allegiant Travel Co.	10,439	960
*	Sabre Corp.	216,323	928
*	Dave & Buster's Entertainment Inc.	25,199	927
*	XPEL Inc.	13,474	916
	Wolverine World Wide Inc.	53,188	907
*	Abercrombie & Fitch Co. Class A	32,027	889
*	Coursera Inc.	77,092	888
*	Cars.com Inc.	45,132	871
*,1	Dutch Bros Inc. Class A	27,533	871
[1]	Dillard's Inc. Class A	2,730	840
	La-Z-Boy Inc.	28,402	826
*	PROG Holdings Inc.	34,299	816
*	Malibu Boats Inc. Class A	14,262	805
*	Liberty Media Corp.- Liberty Formula One Class A	11,386	769
	HNI Corp.	27,580	768
*	PowerSchool Holdings Inc. Class A	37,696	747
	Upbound Group Inc.	30,229	741
*	iRobot Corp.	16,643	726
	Matthews International Corp. Class A	20,116	725
*	TravelCenters of America Inc.	8,312	719
	Sturm Ruger & Co. Inc.	12,500	718
*	SkyWest Inc.	31,893	707
	Buckle Inc.	19,649	701
*	Revolve Group Inc.	26,633	700
[1]	Krispy Kreme Inc.	44,682	695
	Dine Brands Global Inc.	10,255	694
*,1	Fisker Inc.	112,885	693
*	Portillo's Inc. Class A	32,325	691
	Monarch Casino & Resort Inc.	9,218	684
*,1	Bally's Corp.	34,493	673
	Scholastic Corp.	18,698	640

		Shares	Market Value ($000)
*	Overstock.com Inc.	31,116	631
*,1	Carvana Co. Class A	63,646	623
*	Perdoceo Education Corp.	45,012	605
*	American Axle & Manufacturing Holdings Inc.	75,117	587
	Sonic Automotive Inc. Class A	10,568	574
*	Sun Country Airlines Holdings Inc.	27,708	568
*	Figs Inc. Class A	90,610	561
*	Integral Ad Science Holding Corp.	39,215	560
	Camping World Holdings Inc. Class A	26,449	552
*	Green Brick Partners Inc.	15,461	542
*	Life Time Group Holdings Inc.	33,980	542
*	Golden Entertainment Inc.	12,431	541
	Caleres Inc.	24,915	539
*	QuinStreet Inc.	33,170	526
	Steelcase Inc. Class A	62,262	524
	Winmark Corp.	1,609	516
	News Corp. Class B	29,413	513
	Standard Motor Products Inc.	13,104	484
*	Chuy's Holdings Inc.	13,436	482
*	Corsair Gaming Inc.	26,195	481
	A-Mark Precious Metals Inc.	13,688	474
*	Petco Health & Wellness Co. Inc. Class A	52,385	471
*	Bowlero Corp.	27,538	467
*	Clean Energy Fuels Corp.	106,924	466
*,1	Udemy Inc.	52,666	465
	Gray Television Inc.	51,919	453
*	Chico's FAS Inc.	81,758	450
	RCI Hospitality Holdings Inc.	5,747	449
*	BJ's Restaurants Inc.	15,369	448
*	Sleep Number Corp.	14,580	443
	Arko Corp.	51,833	440
	Sinclair Broadcast Group Inc. Class A	25,561	439
*	Denny's Corp.	39,034	436
	Hibbett Inc.	7,283	430
*	GoPro Inc. Class A	85,360	429
*	MarineMax Inc.	14,879	428
*	Thryv Holdings Inc.	18,529	427
	Ethan Allen Interiors Inc.	15,402	423
*	G-III Apparel Group Ltd.	27,065	421
*	Mister Car Wash Inc.	48,815	421
*,1	AMC Networks Inc. Class A	23,493	413
[1]	Franchise Group Inc.	15,116	412
*	Sweetgreen Inc. Class A	52,436	411
*	Stagwell Inc.	55,124	409
	Smith & Wesson Brands Inc.	32,321	398
*	EW Scripps Co. Class A	41,692	392
	Ruth's Hospitality Group Inc.	23,066	379
*	Xponential Fitness Inc. Class A	12,441	378
*	Boston Omaha Corp. Class A	15,917	377
*	Master Craft Boat Holdings Inc.	12,305	374
*	Accel Entertainment Inc. Class A	40,447	368
*	Beazer Homes USA Inc.	22,150	352
*	Rover Group Inc. Class A	76,194	345
*	2U Inc.	50,097	343
	Guess? Inc.	17,300	337
	Designer Brands Inc. Class A	38,330	335
	Interface Inc. Class A	41,128	334
*	Stoneridge Inc.	17,614	329

		Shares	Market Value ($000)
*	Genesco Inc.	8,794	324
*	Vizio Holding Corp. Class A	34,512	317
	Shoe Carnival Inc.	11,853	304
	Movado Group Inc.	10,544	303
*	Clear Channel Outdoor Holdings Inc.	246,338	296
*	Arlo Technologies Inc.	48,408	293
	Marcus Corp.	18,310	293
	Kimball International Inc. Class B	23,144	287
*	Hawaiian Holdings Inc.	30,994	284
*	iHeartMedia Inc. Class A	72,097	281
*	Children's Place Inc.	6,889	277
*	Daily Journal Corp.	973	277
*	Stitch Fix Inc. Class A	53,913	276
*	America's Car-Mart Inc.	3,394	269
*	Lovesac Co.	9,258	268
	Haverty Furniture Cos. Inc.	8,222	262
*,1	Blink Charging Co.	30,055	260
	Carriage Services Inc. Class A	8,442	258
*	Liquidity Services Inc.	19,114	252
	U-Haul Holding Co. (XNYS)	4,203	251
*	Viad Corp.	12,029	251
*	SES AI Corp.	83,738	247
	Build-A-Bear Workshop Inc.	10,326	240
	Bluegreen Vacations Holding Class A	8,498	233
*	Qurate Retail Inc. Series A	235,205	232
*	First Watch Restaurant Group Inc.	14,373	231
*	Hovnanian Enterprises Inc. Class A	3,253	221
	Entravision Communications Corp. Class A	36,315	220
*	Sciplay Corp. Class A	12,827	218
*	1-800-Flowers.com Inc. Class A	18,559	213
*,1	Canoo Inc.	324,220	212
	European Wax Center Inc. Class A	11,131	212
*	Eastman Kodak Co.	49,398	203
*	ContextLogic Inc. Class A	444,399	198
*	Central Garden & Pet Co.	4,784	196
*	Funko Inc. Class A	20,786	196
*	Destination XL Group Inc.	35,517	196
	Big Lots Inc.	17,757	195
*	Sportsman's Warehouse Holdings Inc.	22,550	191
*	Selectquote Inc.	87,993	191
*	Playstudios Inc.	51,558	190
*	Quotient Technology Inc.	56,827	186
*	Zumiez Inc.	10,066	186
*	Gannett Co. Inc.	99,686	186
*	Cooper-Standard Holdings Inc.	12,960	185
*	Lindblad Expeditions Holdings Inc.	18,807	180
*,1	Vuzix Corp.	43,358	180
*	Frontier Group Holdings Inc.	18,228	179
	Johnson Outdoors Inc. Class A	2,828	178
*	OneWater Marine Inc. Class A	6,228	174
*	Universal Technical Institute Inc.	23,386	173
*	Dream Finders Homes Inc. Class A	12,815	170
	Clarus Corp.	17,555	166
*	Potbelly Corp.	19,904	166
	Aaron's Co. Inc.	17,073	165
*	Century Casinos Inc.	21,934	161
*	PlayAGS Inc.	22,237	159
	Alta Equipment Group Inc.	10,011	159

		Shares	Market Value ($000)
*	WW International Inc.	38,048	157
*	Red Robin Gourmet Burgers Inc.	10,926	156
*	Full House Resorts Inc.	20,813	150
*	CarParts.com Inc.	27,126	145
*	VOXX International Corp. Class A	11,691	144
*	Noodles & Co. Class A	29,201	142
	Climb Global Solutions Inc.	2,652	141
*	Kura Sushi USA Inc. Class A	2,145	141
	Hooker Furnishings Corp.	7,614	139
	El Pollo Loco Holdings Inc.	14,342	138
	Cricut Inc. Class A	13,307	136
*	Liberty Media Corp.- Liberty Braves Class A	3,840	133
*	Tilly's Inc. Class A	17,104	132
*	Vera Bradley Inc.	21,343	128
	Weyco Group Inc.	4,853	123
*	Citi Trends Inc.	6,412	122
	Nathan's Famous Inc.	1,617	122
[1]	Big 5 Sporting Goods Corp.	15,749	121
*,1	Faraday Future Intelligent Electric Inc.	342,451	121
*	Nerdy Inc.	28,833	121
*	Angi Inc. Class A	51,757	118
	Bassett Furniture Industries Inc.	6,604	118
*,1	Mullen Automotive Inc.	895,569	118
	Rocky Brands Inc.	5,039	116
*,1	J Jill Inc.	4,459	116
*	Rush Street Interactive Inc.	36,535	114
*	ONE Group Hospitality Inc.	14,056	114
*	Holley Inc.	41,174	113
	Escalade Inc.	7,622	111
*	AMMO Inc.	56,158	111
*	Lands' End Inc.	11,262	109
*	Superior Industries International Inc.	21,922	109
	Cato Corp. Class A	12,211	108
*	Fiesta Restaurant Group Inc.	13,035	107
*	Tile Shop Holdings Inc.	22,718	107
*	Turtle Beach Corp.	10,541	106
*	Legacy Housing Corp.	4,622	105
*	American Outdoor Brands Inc.	10,588	104
*	Biglari Holdings Inc. Class A	123	103
	Marine Products Corp.	7,669	101
*	Fossil Group Inc.	31,352	100
*	Purple Innovation Inc. Class A	37,652	99
*	Sonder Holdings Inc.	130,633	99
*	Snap One Holdings Corp.	10,397	97
*	Motorcar Parts of America Inc.	12,730	95
*,1	Arhaus Inc.	11,188	93
*	Mesa Air Group Inc.	38,440	91
*	Emerald Holding Inc.	24,384	91
*	ThredUP Inc. Class A	35,387	90
	Lakeland Industries Inc.	6,065	89
*	Latham Group Inc.	28,563	82
*	Tupperware Brands Corp.	32,267	81
	Hamilton Beach Brands Holding Co. Class A	7,791	80
*	Universal Electronics Inc.	7,869	80
	Acme United Corp.	3,499	80
*	Allbirds Inc. Class A	66,954	80
*	Container Store Group Inc.	23,135	79
*	LL Flooring Holdings Inc.	20,606	78

		Shares	Market Value ($000)
*	Reservoir Media Inc.	11,962	78
*	BARK Inc.	53,111	77
	Flexsteel Industries Inc.	3,943	76
	Townsquare Media Inc. Class A	9,337	75
*	Lincoln Educational Services Corp.	13,255	75
*	Wheels Up Experience Inc.	118,672	75
*	Carrols Restaurant Group Inc.	33,393	74
*	Conn's Inc.	11,815	72
*	Outbrain Inc.	17,180	71
*	JAKKS Pacific Inc.	4,046	70
*	Traeger Inc.	16,967	70
*,1	RealReal Inc.	54,992	69
*	Cardlytics Inc.	19,912	68
*	Duluth Holdings Inc. Class B	10,724	68
*	Strattec Security Corp.	2,980	68
	Superior Group of Cos. Inc.	8,674	68
*,1	Vacasa Inc.	70,753	68
*,1	Spruce Power Holding Corp.	81,716	67
*	Urban One Inc.	12,009	66
*	Lazydays Holdings Inc.	5,685	66
*	Harte Hanks Inc.	6,868	65
*,1	Lordstown Motors Corp. Class A	93,672	62
	Lifetime Brands Inc.	10,315	61
*	American Public Education Inc.	11,060	60
*	Delta Apparel Inc.	5,376	59
	Canterbury Park Holding Corp.	2,370	58
*,1	Genius Brands International Inc.	21,261	58
*	Rent the Runway Inc. Class A	19,110	54
*	Liberty TripAdvisor Holdings Inc. Class A	60,450	52
*,1	Focus Universal Inc.	19,045	48
*	Regis Corp.	39,526	44
*,1	Cinedigm Corp. Class A	105,017	44
*	Cumulus Media Inc. Class A	11,766	43
	NL Industries Inc.	7,172	43
*	Barnes & Noble Education Inc.	27,832	42
*	Lee Enterprises Inc.	3,230	40
*	Polished.com Inc.	73,266	38
*,1	Red Cat Holdings Inc.	36,630	38
*,1	Bed Bath & Beyond Inc.	86,436	37
*	Solo Brands Inc. Class A	5,041	36
*	Express Inc.	43,691	34
*,1	Inspirato Inc.	35,714	34
*	Gaia Inc. Class A	11,846	33
*	RumbleON Inc. Class B	5,260	32
*,1	Kirkland's Inc.	10,411	30
*	Charles & Colvard Ltd.	31,847	30
*	Fluent Inc.	35,496	29
	Saga Communications Inc. Class A	1,303	29
*	Nautilus Inc.	21,129	28
	Ark Restaurants Corp.	1,632	28
*,1	Aterian Inc.	31,270	27
*	Brilliant Earth Group Inc. Class A	6,975	27
*,1	F45 Training Holdings Inc.	21,692	25
*	CuriosityStream Inc.	17,896	24
*,1	XWELL Inc.	62,337	23
*	Lulu's Fashion Lounge Holdings Inc.	9,663	23
*	Live Ventures Inc.	636	20
*	Ondas Holdings Inc.	18,924	20

		Shares	Market Value ($000)
*	Koss Corp.	3,956	18
*	Educational Development Corp.	5,856	17
[1]	JOANN Inc.	10,928	17
*	BurgerFi International Inc.	14,006	17
*,1	Owlet Inc.	49,876	16
*,1	Hall of Fame Resort & Entertainment Co.	1,701	16
*	Chicken Soup For The Soul Entertainment Inc.	6,233	12
*	Audacy Inc. Class A	91,040	12
[1]	Shift Technologies Inc.	7,600	9
*	SRAX Inc. Class A	4,979	3
*	EBET Inc.	8,285	3
	National CineMedia Inc.	9,423	1
*	Arcimoto Inc.	838	1
			3,845,586
Consumer Staples (5.5%)
	Procter & Gamble Co.	1,597,646	237,554
	PepsiCo Inc.	931,972	169,899
	Coca-Cola Co.	2,633,279	163,342
	Philip Morris International Inc.	1,052,639	102,369
	CVS Health Corp.	871,882	64,790
	Mondelez International Inc. Class A	925,126	64,500
	Altria Group Inc.	1,211,100	54,039
	Colgate-Palmolive Co.	562,466	42,269
	General Mills Inc.	401,398	34,304
	McKesson Corp.	92,878	33,069
	Kimberly-Clark Corp.	227,935	30,593
	Archer-Daniels-Midland Co.	371,533	29,596
	Corteva Inc.	484,046	29,193
*	Monster Beverage Corp.	501,628	27,093
	Sysco Corp.	343,835	26,554
	Hershey Co.	99,641	25,350
	Constellation Brands Inc. Class A	107,437	24,269
	Kroger Co.	437,609	21,605
	Kraft Heinz Co.	540,225	20,891
	Keurig Dr Pepper Inc.	571,743	20,171
	AmerisourceBergen Corp. Class A	117,157	18,758
	Walgreens Boots Alliance Inc.	505,120	17,467
	Church & Dwight Co. Inc.	166,525	14,723
	McCormick & Co. Inc.	171,948	14,308
	Brown-Forman Corp. Class B	221,297	14,223
	Clorox Co.	85,189	13,480
	Conagra Brands Inc.	321,002	12,057
	Kellogg Co.	172,414	11,545
	Tyson Foods Inc. Class A	192,789	11,436
	J M Smucker Co.	69,247	10,897
	Lamb Weston Holdings Inc.	98,660	10,312
	Bunge Ltd.	102,464	9,787
	Hormel Foods Corp.	187,107	7,462
	Campbell Soup Co.	131,849	7,249
*	Darling Ingredients Inc.	110,924	6,478
*	Performance Food Group Co.	106,116	6,403
	Molson Coors Beverage Co. Class B	122,518	6,332
	Casey's General Stores Inc.	25,965	5,620
*	US Foods Holding Corp.	135,910	5,021
	Ingredion Inc.	41,940	4,267
	Flowers Foods Inc.	129,888	3,560
*	Post Holdings Inc.	36,140	3,248
*	BellRing Brands Inc.	90,607	3,081

		Shares	Market Value ($000)
	Lancaster Colony Corp.	13,055	2,649
*	Simply Good Foods Co.	66,494	2,644
*	Sprouts Farmers Market Inc.	70,922	2,484
*	Celsius Holdings Inc.	26,186	2,434
*	Hostess Brands Inc. Class A	88,570	2,204
*	Boston Beer Co. Inc. Class A	6,087	2,001
*	Freshpet Inc.	30,044	1,989
*	TreeHouse Foods Inc.	37,231	1,878
	Albertsons Cos. Inc. Class A	89,398	1,858
	Spectrum Brands Holdings Inc.	27,501	1,821
	Brown-Forman Corp. Class A	26,434	1,723
	Energizer Holdings Inc.	48,773	1,692
*	Grocery Outlet Holding Corp.	59,378	1,678
	Coca-Cola Consolidated Inc.	3,058	1,636
	WD-40 Co.	8,928	1,590
	Cal-Maine Foods Inc.	25,985	1,582
	Primo Water Corp.	101,519	1,558
	Edgewell Personal Care Co.	35,060	1,487
	Nu Skin Enterprises Inc. Class A	32,408	1,274
	J & J Snack Foods Corp.	7,965	1,181
*	United Natural Foods Inc.	41,043	1,082
*	Hain Celestial Group Inc.	62,284	1,068
*	Herbalife Nutrition Ltd.	65,312	1,052
	Vector Group Ltd.	85,562	1,028
	Reynolds Consumer Products Inc.	36,175	995
	Weis Markets Inc.	10,664	903
	MGP Ingredients Inc.	9,194	889
	Andersons Inc.	20,676	854
	Ingles Markets Inc. Class A	9,621	853
	Universal Corp.	15,569	823
*	National Beverage Corp.	14,831	782
[1]	B&G Foods Inc.	49,858	774
*	Chefs' Warehouse Inc.	22,429	764
	Fresh Del Monte Produce Inc.	24,940	751
	Utz Brands Inc.	45,503	749
	Medifast Inc.	7,137	740
*	Beauty Health Co.	54,526	689
*,1	Beyond Meat Inc.	38,167	619
	Seaboard Corp.	164	618
	SpartanNash Co.	22,503	558
*	Pilgrim's Pride Corp.	22,927	531
	John B Sanfilippo & Son Inc.	5,143	498
*	USANA Health Sciences Inc.	7,790	490
*	Duckhorn Portfolio Inc.	29,525	469
	Tootsie Roll Industries Inc.	9,406	422
*	Sovos Brands Inc.	23,963	400
	ACCO Brands Corp.	64,127	341
*	Mission Produce Inc.	30,100	334
*	Vita Coco Co. Inc.	16,733	328
	Calavo Growers Inc.	10,546	303
*	Olaplex Holdings Inc.	66,359	283
	Turning Point Brands Inc.	11,917	250
[1]	PetMed Express Inc.	14,496	235
*	Seneca Foods Corp. Class A	4,151	217
	Limoneira Co.	12,875	215
*	Vital Farms Inc.	13,714	210
	Oil-Dri Corp. of America	4,396	183
*,1	Brookfield Realty Capital Corp.	27,699	142

		Shares	Market Value ($000)
*	GrowGeneration Corp.	35,962	123
*	22nd Century Group Inc.	124,979	96
	ProPhase Labs Inc.	12,254	93
*	HF Foods Group Inc.	23,456	92
	Natural Grocers by Vitamin Cottage Inc.	7,685	90
*	Benson Hill Inc.	76,425	88
*	Nature's Sunshine Products Inc.	8,283	85
*,1	Rite Aid Corp.	37,698	84
*	Lifecore Biomedical Inc.	19,810	75
*	Whole Earth Brands Inc.	29,083	74
	Alico Inc.	2,955	72
	Village Super Market Inc. Class A	2,979	68
*	Honest Co. Inc.	33,940	61
*,1	PLBY Group Inc.	26,318	52
*,1	Veru Inc.	39,389	46
*	Farmer Bros Co.	11,334	44
*	Tattooed Chef Inc.	27,167	39
*	Zevia PBC Class A	9,474	37
	Lifevantage Corp.	10,023	36
*	Vintage Wine Estates Inc.	27,397	29
*	AppHarvest Inc.	43,890	27
*	S&W Seed Co.	18,009	26
*	AquaBounty Technologies Inc.	42,194	25
*	Bridgford Foods Corp.	1,495	21
*	Alkaline Water Co. Inc.	90,909	15
*,1	Local Bounti Corp.	14,573	12
*,1	Blue Apron Holdings Inc. Class A	8,341	6
*	MedAvail Holdings Inc.	20,325	6
			1,500,491
Energy (4.7%)
	Exxon Mobil Corp.	2,760,516	302,718
	Chevron Corp.	1,163,154	189,780
	ConocoPhillips	827,457	82,092
	Schlumberger NV	968,504	47,554
	EOG Resources Inc.	398,956	45,732
	Marathon Petroleum Corp.	302,415	40,775
	Valero Energy Corp.	251,577	35,120
	Phillips 66	315,039	31,939
	Pioneer Natural Resources Co.	151,396	30,921
	Occidental Petroleum Corp.	431,329	26,928
	Cheniere Energy Inc.	166,130	26,182
	Hess Corp.	190,217	25,173
	Williams Cos. Inc.	828,128	24,728
	Kinder Morgan Inc.	1,296,134	22,695
	Devon Energy Corp.	445,025	22,523
	Baker Hughes Co. Class A	689,814	19,908
*	Enphase Energy Inc.	92,646	19,482
	ONEOK Inc.	301,778	19,175
	Halliburton Co.	558,058	17,657
	Diamondback Energy Inc.	125,854	17,012
*	First Solar Inc.	68,382	14,873
	Coterra Energy Inc.	504,806	12,388
	Targa Resources Corp.	153,228	11,178
	Marathon Oil Corp.	433,260	10,381
	APA Corp.	212,512	7,663
	Texas Pacific Land Corp.	4,147	7,054
	EQT Corp.	218,197	6,963
	Chesapeake Energy Corp.	87,576	6,659

		Shares	Market Value ($000)
	Ovintiv Inc. (XNYS)	167,839	6,056
	NOV Inc.	264,794	4,901
	HF Sinclair Corp.	101,292	4,900
*,1	Plug Power Inc.	396,769	4,650
*	Antero Resources Corp.	179,990	4,156
	Range Resources Corp.	153,091	4,052
	PDC Energy Inc.	59,587	3,824
*	Southwestern Energy Co.	743,895	3,719
	Civitas Resources Inc.	54,376	3,716
	Matador Resources Co.	77,086	3,673
	Murphy Oil Corp.	99,128	3,666
	ChampionX Corp.	133,439	3,620
	Chord Energy Corp.	26,528	3,571
	PBF Energy Inc. Class A	78,730	3,414
	DTE Midstream LLC	64,744	3,196
*	Transocean Ltd. (XNYS)	469,425	2,986
*	Noble Corp. plc	72,379	2,857
*	Weatherford International plc	48,094	2,854
*	Denbury Inc.	31,403	2,752
*	Shoals Technologies Group Inc. Class A	112,650	2,567
	Magnolia Oil & Gas Corp. Class A	116,457	2,548
	SM Energy Co.	81,143	2,285
	Antero Midstream Corp.	214,974	2,255
	Helmerich & Payne Inc.	62,767	2,244
*	Peabody Energy Corp.	82,648	2,116
*	Array Technologies Inc.	94,921	2,077
	Arcosa Inc.	32,229	2,034
*,1	ChargePoint Holdings Inc.	183,650	1,923
	California Resources Corp.	48,574	1,870
	Cactus Inc. Class A	43,841	1,808
*	CNX Resources Corp.	110,520	1,771
	Patterson-UTI Energy Inc.	147,460	1,725
	Equitrans Midstream Corp.	295,635	1,709
[1]	Arch Resources Inc.	11,719	1,541
	Permian resources Corp. Class A	136,367	1,432
	Alpha Metallurgical Resources Inc.	8,933	1,394
	Liberty Energy Inc. Class A	108,151	1,385
*	Callon Petroleum Co.	41,338	1,382
*	Tidewater Inc.	31,210	1,376
	Northern Oil and Gas Inc.	44,771	1,359
	Warrior Met Coal Inc.	35,534	1,304
	New Fortress Energy Inc. Class A	41,736	1,228
[1]	Sitio Royalties Corp. Class A	53,876	1,218
*	Oceaneering International Inc.	66,532	1,173
*	Green Plains Inc.	37,690	1,168
	Delek US Holdings Inc.	48,162	1,105
*	Talos Energy Inc.	74,404	1,104
*	Ameresco Inc. Class A	21,746	1,070
*	Par Pacific Holdings Inc.	35,804	1,045
*	NexTier Oilfield Solutions Inc.	129,860	1,032
	World Fuel Services Corp.	40,140	1,026
	CONSOL Energy Inc.	17,514	1,021
	Archrock Inc.	99,777	975
*	Diamond Offshore Drilling Inc.	69,498	837
*	SunPower Corp.	58,871	815
*	NOW Inc.	70,580	787
*	Nabors Industries Ltd. (XNYS)	6,455	787
*	Helix Energy Solutions Group Inc.	98,673	764

		Shares	Market Value ($000)
*	FuelCell Energy Inc.	259,196	739
	Core Laboratories NV	32,248	711
*	Dril-Quip Inc.	24,698	709
	Comstock Resources Inc.	63,137	681
	CVR Energy Inc.	19,053	625
*	Gulfport Energy Corp.	7,664	613
*	Earthstone Energy Inc. Class A	44,140	574
*,1	Stem Inc.	100,623	571
	Enviva Inc.	19,768	571
*	Fluence Energy Inc.	27,715	561
*	MRC Global Inc.	54,151	526
	Ranger Oil Corp. Class A	12,468	509
	SunCoke Energy Inc.	56,539	508
*	ProPetro Holding Corp.	69,420	499
*	Vital Energy Inc.	10,667	486
	RPC Inc.	61,215	471
*	Tellurian Inc.	346,130	426
	Select Energy Services Inc. Class A	56,344	392
*,1	EVgo Inc.	45,864	357
*	Oil States International Inc.	41,067	342
	VAALCO Energy Inc.	72,818	330
*	Bristow Group Inc.	14,607	327
*	TPI Composites Inc.	25,015	326
*	REX American Resources Corp.	11,214	321
[1]	Kinetik Holdings Inc. Class A	10,216	320
*	W&T Offshore Inc.	60,181	306
*	Montauk Renewables Inc.	38,927	306
*	SandRidge Energy Inc.	20,819	300
	Berry Corp.	37,707	296
*	DMC Global Inc.	13,419	295
[1]	Crescent Energy Inc. Class A	23,490	266
*,1	Gevo Inc.	161,777	249
*	Centrus Energy Corp. Class A	7,633	246
	Vitesse Energy Inc.	12,846	244
*	SilverBow Resources Inc.	10,473	239
*	TETRA Technologies Inc.	81,233	215
*	Solid Power Inc.	71,191	214
*	NextDecade Corp.	41,618	207
	Atlas Energy Solutions Inc. Class A	11,770	200
*	Amplify Energy Corp.	28,902	199
*	ProFrac Holding Corp. Class A	15,223	193
*	Forum Energy Technologies Inc.	7,505	191
*	Newpark Resources Inc.	47,154	182
	Solaris Oilfield Infrastructure Inc. Class A	20,364	174
*,1	374Water Inc.	36,898	174
	Riley Exploration Permian Inc.	3,903	149
*	SEACOR Marine Holdings Inc.	18,771	143
	Evolution Petroleum Corp.	22,455	142
	Ramaco Resources Inc.	15,478	136
	NACCO Industries Inc. Class A	3,559	128
*	Natural Gas Services Group Inc.	10,759	111
*	Ring Energy Inc.	58,009	110
*	Matrix Service Co.	20,138	109
*	OPAL Fuels Inc. Class A	15,456	108
*	Ranger Energy Services Inc.	9,731	99
*	American Superconductor Corp.	19,441	95
*	Hallador Energy Co.	10,094	93
*,1	Beam Global	5,797	92

		Shares	Market Value ($000)
*,1	KLX Energy Services Holdings Inc.	7,734	90
	PHX Minerals Inc.	32,792	86
*	Geospace Technologies Corp.	11,189	79
	Epsilon Energy Ltd.	14,306	76
*,1	FTC Solar Inc.	33,881	76
*	Empire Petroleum Corp.	5,806	72
*	Ideal Power Inc.	6,716	70
*	Nine Energy Service Inc.	11,327	63
*,1	Aemetis Inc.	19,744	46
*,1	Flotek Industries Inc.	66,667	46
*	Gulf Island Fabrication Inc.	10,847	40
*	American Resources Corp.	26,674	40
*	Battalion Oil Corp.	5,921	39
*	ESS Tech Inc.	27,503	38
*	Sunworks Inc.	21,967	32
*	Heliogen Inc.	113,216	27
*,1	Ocean Power Technologies Inc.	41,515	22
*	Capstone Green Energy Corp.	13,423	18
*,1	Advent Technologies Holdings Inc.	15,880	17
*,1	Camber Energy Inc.	3,384	5
*,2	Alta Mesa Resources Inc. Class A	103,408	—
			1,274,764
Financials (10.5%)
*	Berkshire Hathaway Inc. Class B	1,167,330	360,436
	JPMorgan Chase & Co.	1,996,701	260,190
	Bank of America Corp.	4,613,900	131,958
	Wells Fargo & Co.	2,575,358	96,267
	Morgan Stanley	859,463	75,461
	S&P Global Inc.	218,721	75,408
	Goldman Sachs Group Inc.	226,822	74,196
	BlackRock Inc.	91,545	61,255
	Citigroup Inc.	1,247,238	58,483
	Progressive Corp.	397,433	56,857
	Marsh & McLennan Cos. Inc.	335,306	55,845
	Charles Schwab Corp.	1,047,994	54,894
	Chubb Ltd.	281,153	54,594
	CME Group Inc.	243,966	46,724
	Blackstone Inc.	482,579	42,390
	Aon plc Class A (XNYS)	131,301	41,398
	Intercontinental Exchange Inc.	378,387	39,462
	US Bancorp	1,037,877	37,415
	PNC Financial Services Group Inc.	271,900	34,559
	Moody's Corp.	105,961	32,426
	Truist Financial Corp.	902,235	30,766
	MSCI Inc. Class A	51,862	29,027
	Arthur J Gallagher & Co.	144,802	27,702
	Travelers Cos. Inc.	157,372	26,975
	American International Group Inc.	499,828	25,171
	Aflac Inc.	375,789	24,246
	Bank of New York Mellon Corp.	520,357	23,645
	KKR & Co. Inc.	442,809	23,256
	MetLife Inc.	394,121	22,835
	Ameriprise Financial Inc.	71,581	21,940
	Prudential Financial Inc.	247,552	20,482
	Allstate Corp.	178,087	19,734
	Discover Financial Services	178,953	17,688
	Apollo Global Management Inc.	271,848	17,170
	T Rowe Price Group Inc.	151,855	17,144

		Shares	Market Value ($000)
	Willis Towers Watson plc	73,747	17,137
	State Street Corp.	223,892	16,946
*	Arch Capital Group Ltd.	237,634	16,128
*	Berkshire Hathaway Inc. Class A	34	15,830
	Hartford Financial Services Group Inc.	212,126	14,783
	Nasdaq Inc.	267,208	14,608
	M&T Bank Corp.	115,312	13,788
	Fifth Third Bancorp	471,560	12,562
	Raymond James Financial Inc.	132,234	12,333
	Principal Financial Group Inc.	165,776	12,320
	Cincinnati Financial Corp.	106,967	11,989
	Northern Trust Corp.	133,710	11,784
	Regions Financial Corp.	630,272	11,698
	Broadridge Financial Solutions Inc.	79,760	11,690
*	Markel Corp.	8,789	11,227
	Huntington Bancshares Inc.	999,011	11,189
	FactSet Research Systems Inc.	26,132	10,847
	LPL Financial Holdings Inc.	53,178	10,763
	MarketAxess Holdings Inc.	25,431	9,951
	Citizens Financial Group Inc.	326,020	9,901
	Cboe Global Markets Inc.	71,994	9,664
	Everest Re Group Ltd.	26,484	9,482
	Brown & Brown Inc.	159,068	9,134
	Ares Management Corp. Class A	104,703	8,736
	W R Berkley Corp.	133,719	8,325
	KeyCorp.	628,433	7,868
	Loews Corp.	134,939	7,829
*,1	Coinbase Global Inc. Class A	99,552	6,727
	First Citizens BancShares Inc. Class A	6,885	6,700
	Equitable Holdings Inc.	258,782	6,570
	First Horizon Corp.	365,937	6,506
	Globe Life Inc.	58,585	6,446
	Annaly Capital Management Inc.	325,823	6,226
	Fidelity National Financial Inc.	174,988	6,112
	Tradeweb Markets Inc. Class A	76,522	6,047
	Reinsurance Group of America Inc.	44,867	5,957
	RenaissanceRe Holdings Ltd.	29,427	5,895
	American Financial Group Inc.	48,493	5,892
	Franklin Resources Inc.	203,697	5,488
	Interactive Brokers Group Inc. Class A	65,621	5,418
	Carlyle Group Inc.	172,644	5,362
	East West Bancorp Inc.	94,723	5,257
	Invesco Ltd.	305,454	5,009
	SEI Investments Co.	82,120	4,726
	Voya Financial Inc.	65,685	4,694
	Webster Financial Corp.	118,546	4,673
	Old Republic International Corp.	187,033	4,670
	Unum Group	117,734	4,658
	Ally Financial Inc.	180,245	4,594
	Assurant Inc.	37,551	4,509
	Commerce Bancshares Inc.	75,809	4,423
	Kinsale Capital Group Inc.	14,735	4,423
	Primerica Inc.	24,624	4,241
	Erie Indemnity Co. Class A	18,039	4,179
	Cullen/Frost Bankers Inc.	38,901	4,098
	Stifel Financial Corp.	68,062	4,022
*	Robinhood Markets Inc. Class A	406,906	3,951
	New York Community Bancorp Inc.	433,841	3,922

		Shares	Market Value ($000)
	AGNC Investment Corp.	386,110	3,892
	Selective Insurance Group Inc.	40,685	3,879
	RLI Corp.	28,873	3,838
	Comerica Inc.	88,083	3,825
	Prosperity Bancshares Inc.	59,259	3,646
	First American Financial Corp.	65,264	3,633
	SouthState Corp.	50,774	3,618
	Affiliated Managers Group Inc.	24,807	3,533
	Morningstar Inc.	17,187	3,489
	Starwood Property Trust Inc.	196,383	3,474
	Jefferies Financial Group Inc.	106,667	3,386
	Blue Owl Capital Inc. Class A	304,101	3,369
	United Bankshares Inc.	90,817	3,197
	Glacier Bancorp Inc.	74,556	3,132
	Popular Inc.	52,963	3,041
	Zions Bancorp NA	101,611	3,041
	OneMain Holdings Inc.	81,558	3,024
*	SoFi Technologies Inc.	497,897	3,022
	Houlihan Lokey Inc. Class A	34,311	3,002
	Columbia Banking System Inc.	139,577	2,990
	Wintrust Financial Corp.	40,841	2,979
	First Financial Bankshares Inc.	90,995	2,903
	Synovus Financial Corp.	92,496	2,852
	FNB Corp.	244,740	2,839
	Old National Bancorp	196,353	2,831
	Axis Capital Holdings Ltd.	51,167	2,790
	Essent Group Ltd.	69,196	2,771
	Home BancShares Inc.	127,259	2,763
	Hanover Insurance Group Inc.	21,295	2,736
	Pinnacle Financial Partners Inc.	48,988	2,702
	Lincoln National Corp.	118,847	2,671
	Valley National Bancorp	287,749	2,659
	Bank OZK	75,330	2,576
	MGIC Investment Corp.	191,561	2,571
	Cadence Bank	122,281	2,539
	Rithm Capital Corp.	316,731	2,534
	Western Alliance Bancorp	70,979	2,523
	Lazard Ltd. Class A	72,319	2,394
	Evercore Inc. Class A	20,670	2,385
	Kemper Corp.	43,462	2,376
	Radian Group Inc.	107,062	2,366
	Janus Henderson Group plc	88,666	2,362
	FirstCash Holdings Inc.	24,698	2,355
	Federated Hermes Inc.	57,229	2,297
*	Ryan Specialty Holdings Inc.	56,899	2,290
	White Mountains Insurance Group Ltd.	1,638	2,256
	United Community Banks Inc.	77,443	2,178
	Jackson Financial Inc. Class A	55,274	2,068
*	Brighthouse Financial Inc.	46,197	2,038
	SLM Corp.	160,049	1,983
	American Equity Investment Life Holding Co.	53,668	1,958
	Hancock Whitney Corp.	53,720	1,955
[1]	Blackstone Mortgage Trust Inc. Class A	107,589	1,920
*	Credit Acceptance Corp.	4,395	1,916
	Assured Guaranty Ltd.	37,797	1,900
	Independent Bank Corp. (XNGS)	28,893	1,896
	Community Bank System Inc.	35,689	1,873
	ServisFirst Bancshares Inc.	32,769	1,790

		Shares	Market Value ($000)
	First Interstate BancSystem Inc. Class A	59,214	1,768
[1]	First Republic Bank	125,763	1,759
	First Hawaiian Inc.	85,011	1,754
	Atlantic Union Bankshares Corp.	50,023	1,753
	Associated Banc-Corp.	95,065	1,709
*	Genworth Financial Inc. Class A	338,717	1,700
*	Focus Financial Partners Inc. Class A	32,668	1,695
*	Mr Cooper Group Inc.	41,361	1,695
	Seacoast Banking Corp. of Florida	71,168	1,687
	CNO Financial Group Inc.	74,219	1,647
	Cathay General Bancorp	47,646	1,645
*	Enstar Group Ltd.	7,014	1,626
	Moelis & Co. Class A	42,165	1,621
	International Bancshares Corp.	37,827	1,620
	Ameris Bancorp	43,922	1,607
*	Texas Capital Bancshares Inc.	32,818	1,607
	Hamilton Lane Inc. Class A	21,660	1,602
	Piper Sandler Cos.	11,465	1,589
	WSFS Financial Corp.	41,209	1,550
	Pacific Premier Bancorp Inc.	63,789	1,532
	Walker & Dunlop Inc.	20,051	1,527
	Fulton Financial Corp.	110,430	1,526
	UMB Financial Corp.	25,928	1,497
	CVB Financial Corp.	89,568	1,494
	Simmons First National Corp. Class A	81,787	1,430
*	Axos Financial Inc.	38,493	1,421
	First BanCorp. (XNYS)	123,738	1,413
	Artisan Partners Asset Management Inc. Class A	43,471	1,390
	Bank of Hawaii Corp.	26,327	1,371
	Washington Federal Inc.	44,892	1,352
	Eastern Bankshares Inc.	106,600	1,345
	BOK Financial Corp.	15,812	1,335
	First Merchants Corp.	40,486	1,334
	First Financial Bancorp	59,891	1,304
	Banner Corp.	23,079	1,255
	Towne Bank	46,646	1,243
*	StoneX Group Inc.	11,916	1,234
*	NMI Holdings Inc. Class A	55,188	1,232
[1]	Arbor Realty Trust Inc.	106,451	1,223
	Virtu Financial Inc. Class A	64,437	1,218
	TPG Inc.	41,360	1,213
	WesBanco Inc.	38,638	1,186
	BankUnited Inc.	51,659	1,166
	Park National Corp.	9,719	1,152
	BGC Partners Inc. Class A	218,575	1,143
	Independent Bank Group Inc.	23,889	1,107
*	BRP Group Inc. Class A	42,054	1,071
	Enterprise Financial Services Corp.	23,928	1,067
	PJT Partners Inc. Class A	14,780	1,067
	Renasant Corp.	34,565	1,057
*,1	Riot Platforms Inc.	105,831	1,057
*	Trupanion Inc.	24,296	1,042
	Navient Corp.	65,123	1,041
	Lakeland Financial Corp.	16,473	1,032
	First Bancorp (XNGS)	28,735	1,021
	Cohen & Steers Inc.	15,906	1,017
*	Cannae Holdings Inc.	50,250	1,014
	BancFirst Corp.	11,959	994

		Shares	Market Value ($000)
	Northwest Bancshares Inc.	81,861	985
	Stock Yards Bancorp Inc.	17,861	985
*	PRA Group Inc.	25,009	974
*	Bancorp Inc.	34,904	972
	Two Harbors Investment Corp.	65,080	957
	Chimera Investment Corp.	167,331	944
	NBT Bancorp Inc.	27,682	933
	Claros Mortgage Trust Inc.	79,885	931
	New York Mortgage Trust Inc.	93,405	930
*	Enova International Inc.	20,806	924
	Horace Mann Educators Corp.	27,455	919
	Hilltop Holdings Inc.	30,799	914
	Provident Financial Services Inc.	47,282	907
	Trustmark Corp.	36,658	905
	Heartland Financial USA Inc.	23,470	900
	Apollo Commercial Real Estate Finance Inc.	96,220	896
	Virtus Investment Partners Inc.	4,650	885
	MFA Financial Inc. REIT	89,200	885
	PennyMac Financial Services Inc.	14,698	876
	City Holding Co.	9,521	865
*	Palomar Holdings Inc.	15,554	859
*	Triumph Financial Inc.	14,784	858
*	Encore Capital Group Inc.	16,951	855
	National Bank Holdings Corp. Class A	25,248	845
	StepStone Group Inc. Class A	34,477	837
*	Clearwater Analytics Holdings Inc. Class A	50,668	809
	Employers Holdings Inc.	19,360	807
	TriCo Bancshares	19,340	804
	S&T Bancorp Inc.	25,485	802
[1]	Compass Diversified Holdings	41,066	784
	Westamerica BanCorp.	17,673	783
	First Commonwealth Financial Corp.	62,287	774
	Hope Bancorp Inc.	78,564	772
	Pathward Financial Inc.	18,572	771
	Federal Agricultural Mortgage Corp. Class C	5,779	770
	PacWest Bancorp	79,171	770
*	Goosehead Insurance Inc. Class A	14,407	752
	OFG Bancorp	30,081	750
	Berkshire Hills Bancorp Inc.	29,869	749
	Sandy Spring Bancorp Inc.	28,706	746
	Stellar Bancorp Inc.	30,307	746
	FB Financial Corp.	23,950	744
	Nelnet Inc. Class A	8,086	743
	Stewart Information Services Corp.	18,263	737
	Safety Insurance Group Inc.	9,855	734
	Eagle Bancorp Inc.	21,788	729
	Ladder Capital Corp. Class A	76,036	719
	First Busey Corp.	35,148	715
*,1	Upstart Holdings Inc.	44,843	713
	Southside Bancshares Inc.	21,385	710
[1]	Ready Capital Corp.	69,565	707
*,1	Rocket Cos. Inc. Class A	77,800	705
	OceanFirst Financial Corp.	38,025	703
	PennyMac Mortgage Investment Trust	57,037	703
	Corebridge Financial Inc.	43,271	693
*	Avantax Inc.	25,467	670
	Argo Group International Holdings Ltd.	22,697	665
	ProAssurance Corp.	35,652	659

		Shares	Market Value ($000)
*,1	Marathon Digital Holdings Inc.	74,868	653
[1]	ARMOUR Residential REIT Inc.	122,967	646
	Redwood Trust Inc.	95,591	644
	Lakeland Bancorp Inc.	40,156	628
	AMERISAFE Inc.	12,816	627
	Origin Bancorp Inc.	19,475	626
	Veritex Holdings Inc.	34,055	622
	Franklin BSP Realty Trust Inc. REIT	52,036	621
	German American Bancorp Inc.	18,387	614
	Bank First Corp.	8,216	605
*	MoneyGram International Inc.	57,765	602
	CBL & Associates Properties Inc.	23,184	594
	Victory Capital Holdings Inc. Class A	19,731	578
	Ellington Financial Inc.	46,885	572
	Brookline Bancorp Inc.	54,309	570
*	Open Lending Corp. Class A	80,830	569
	Mercury General Corp.	17,747	563
	Capitol Federal Financial Inc.	83,506	562
	Brightsphere Investment Group Inc.	23,285	549
	Tompkins Financial Corp.	8,236	545
*	Oscar Health Inc. Class A	81,706	534
	Invesco Mortgage Capital REIT	47,707	529
*	Nicolet Bankshares Inc.	8,372	528
	WisdomTree Inc.	87,812	515
	Live Oak Bancshares Inc.	21,107	514
	Premier Financial Corp.	24,679	512
	TFS Financial Corp.	39,589	500
*	SiriusPoint Ltd.	61,350	499
*,1	Lemonade Inc.	34,908	498
	Enact Holdings Inc.	21,697	496
	Dime Community Bancshares Inc.	21,596	491
	Brightspire Capital Inc. Class A	82,571	487
*	LendingClub Corp.	66,705	481
[1]	Orchid Island Capital Inc.	44,706	480
	United Fire Group Inc.	17,731	471
	Peoples Bancorp Inc.	18,135	467
	Heritage Financial Corp.	21,778	466
*	Columbia Financial Inc.	25,194	461
	Preferred Bank	8,386	460
*	Ambac Financial Group Inc.	29,552	457
	QCR Holdings Inc.	10,278	451
	Amerant Bancorp Inc.	19,654	428
	ConnectOne Bancorp Inc.	24,205	428
*	Assetmark Financial Holdings Inc.	13,572	427
	Univest Financial Corp.	17,983	427
	James River Group Holdings Ltd.	20,375	421
	Banc of California Inc.	32,726	410
	First Bancorp Inc. (XNMS)	15,859	410
	Dynex Capital Inc.	33,541	407
*	Customers Bancorp Inc.	21,607	400
	Broadmark Realty Capital Inc.	82,276	387
	Community Trust Bancorp Inc.	9,971	378
	Washington Trust Bancorp Inc.	10,901	378
	KKR Real Estate Finance Trust Inc.	32,945	375
	Old Second Bancorp Inc.	26,576	374
	HarborOne Bancorp Inc.	30,455	372
	Universal Insurance Holdings Inc.	20,437	372
	TrustCo Bank Corp. NY	11,528	368

		Shares	Market Value ($000)
	Byline Bancorp Inc.	16,831	364
	Hanmi Financial Corp.	19,616	364
	Northfield Bancorp Inc.	29,814	351
	Kearny Financial Corp.	43,112	350
	Farmers National Banc Corp.	27,614	349
	First Mid Bancshares Inc.	12,765	347
	Camden National Corp.	9,320	337
*	EZCorp. Inc. Class A	38,810	334
[1]	B Riley Financial Inc.	11,399	324
	National Western Life Group Inc. Class A	1,325	321
	Mercantile Bank Corp.	10,446	319
	Flushing Financial Corp.	20,973	312
	Great Southern Bancorp Inc.	6,158	312
	Heritage Commerce Corp.	37,367	311
	Peapack-Gladstone Financial Corp.	10,493	311
	Cambridge Bancorp	4,727	306
	Midland States Bancorp Inc.	14,003	300
	TPG RE Finance Trust Inc.	41,064	298
[1]	UWM Holdings Corp.	60,612	298
	HBT Financial Inc.	14,886	294
	CNB Financial Corp.	15,254	293
	Diamond Hill Investment Group Inc.	1,783	293
	Merchants Bancorp	11,200	292
	Central Pacific Financial Corp.	16,183	290
*	CrossFirst Bankshares Inc.	27,698	290
*	MBIA Inc.	30,978	287
	Amalgamated Financial Corp.	16,023	283
*	Coastal Financial Corp.	7,793	281
	First Financial Corp.	7,285	273
	Business First Bancshares Inc.	15,762	270
	HCI Group Inc.	4,916	264
	Citizens Financial Services Inc.	3,157	264
	Bar Harbor Bankshares	9,895	262
	Equity Bancshares Inc. Class A	10,726	261
	Tiptree Inc.	17,754	259
	P10 Inc. Class A	25,496	258
	Horizon Bancorp Inc.	22,909	253
	First Foundation Inc.	33,535	250
	HomeTrust Bancshares Inc.	10,069	248
	Independent Bank Corp.	13,430	239
	Perella Weinberg Partners Class A	25,929	236
	SmartFinancial Inc.	10,103	234
	Waterstone Financial Inc.	15,475	234
	American National Bankshares Inc.	7,342	233
	Hingham Institution for Savings	998	233
	Capital City Bank Group Inc.	7,891	231
	NexPoint Diversified Real Estate Trust	22,210	231
	GCM Grosvenor Inc. Class A	29,149	228
	HomeStreet Inc.	12,531	225
*	Metropolitan Bank Holding Corp.	6,652	225
	Republic Bancorp Inc. Class A	5,300	225
	Macatawa Bank Corp.	22,021	225
	Citizens & Northern Corp.	10,308	220
	Peoples Financial Services Corp.	5,056	219
	Bank of Marin Bancorp	9,824	215
	First Community Bankshares Inc.	8,565	215
	F&G Annuities & Life Inc.	11,867	215
	ACNB Corp.	6,589	214

		Shares	Market Value ($000)
	Northrim BanCorp Inc.	4,505	213
	Metrocity Bankshares Inc.	12,490	213
	Arrow Financial Corp.	8,460	211
	Enterprise Bancorp Inc.	6,660	210
	Ellington Residential Mortgage REIT	28,537	208
	Mid Penn Bancorp Inc.	8,011	205
	Farmers & Merchants Bancorp Inc.	8,192	199
*	LendingTree Inc.	7,381	197
	Alerus Financial Corp.	12,077	194
	First of Long Island Corp.	14,231	192
	Civista Bancshares Inc.	11,120	188
*	Blue Foundry Bancorp	19,670	187
	MidWestOne Financial Group Inc.	7,622	186
	1st Source Corp.	4,239	183
	Sierra Bancorp	10,371	179
*	World Acceptance Corp.	2,153	179
*	Carter Bankshares Inc.	12,707	178
*	Southern First Bancshares Inc.	5,656	174
	Southern Missouri Bancorp Inc.	4,591	172
	Capstar Financial Holdings Inc.	11,382	172
	John Marshall Bancorp Inc.	7,930	171
	Esquire Financial Holdings Inc.	4,353	170
	Granite Point Mortgage Trust Inc.	34,021	169
	Investors Title Co.	1,118	169
*,1	Skyward Specialty Insurance Group Inc.	7,738	169
	Chicago Atlantic Real Estate Finance Inc.	12,398	168
	FS Bancorp Inc.	5,528	166
*	Bridgewater Bancshares Inc.	15,252	165
	Financial Institutions Inc.	8,542	165
*	Greenlight Capital Re Ltd. Class A	17,246	162
	Primis Financial Corp.	16,733	161
	West BanCorp. Inc.	8,776	160
	Codorus Valley Bancorp Inc.	7,652	159
	Regional Management Corp.	5,980	156
	BayCom Corp.	9,049	155
	RBB Bancorp	10,024	155
	Timberland Bancorp Inc.	5,735	155
	Shore Bancshares Inc.	10,622	152
	Northeast Community Bancorp Inc.	11,548	152
*,1	Hagerty Inc. Class A	17,303	151
	ChoiceOne Financial Services Inc.	5,893	149
	AFC Gamma Inc.	12,195	148
	MVB Financial Corp.	7,102	147
	First Bancorp Inc. (XNGS)	5,583	145
	Orrstown Financial Services Inc.	7,126	142
*	Third Coast Bancshares Inc.	8,955	141
	Crawford & Co. Class A	16,750	140
*	Hippo Holdings Inc.	8,539	139
	MainStreet Bancshares Inc.	5,879	138
	Plumas Bancorp	4,045	138
	PCB Bancorp	9,463	137
	South Plains Financial Inc.	6,388	137
	Community Financial Corp.	4,110	136
*	eHealth Inc.	14,420	135
	Oppenheimer Holdings Inc. Class A	3,410	134
*,1	Citizens Inc. Class A	35,558	132
	Donegal Group Inc. Class A	8,568	131
	First Business Financial Services Inc.	4,292	131

		Shares	Market Value ($000)
	Middlefield Banc Corp.	4,658	131
	Penns Woods Bancorp Inc.	5,670	131
	Central Valley Community Bancorp	6,312	130
	Guaranty Bancshares Inc.	4,660	130
	Northeast Bank	3,845	129
	First Community Corp.	6,423	128
	Five Star Bancorp	5,975	128
	Territorial Bancorp Inc.	6,581	127
	Red River Bancshares Inc.	2,646	127
	AG Mortgage Investment Trust Inc.	22,081	127
	Peoples Bancorp of North Carolina Inc.	3,935	125
*	Forge Global Holdings Inc.	71,666	125
	BCB Bancorp Inc.	9,445	124
	Home Bancorp Inc.	3,743	124
	LCNB Corp.	7,580	124
	Princeton Bancorp Inc.	3,849	122
	ESSA Bancorp Inc.	7,596	119
	Evans Bancorp Inc.	3,554	119
	Western New England Bancorp Inc.	14,481	119
	C&F Financial Corp.	2,281	118
	Norwood Financial Corp.	3,972	117
	Summit Financial Group Inc.	5,649	117
	Chemung Financial Corp.	2,801	116
	First Internet Bancorp	6,960	116
	Greene County Bancorp Inc.	5,096	116
	National Bankshares Inc.	3,647	115
*	California BanCorp	5,914	115
	Great Ajax Corp.	17,359	114
	Colony Bankcorp Inc.	11,165	114
	Investar Holding Corp.	7,982	111
	Parke Bancorp Inc.	6,244	111
	Sculptor Capital Management Inc. Class A	12,930	111
*	First Western Financial Inc.	5,599	111
	Salisbury Bancorp Inc.	4,464	108
	Meridian Corp.	8,472	107
	Orange County Bancorp Inc.	2,434	107
	Southern States Bancshares Inc.	4,587	103
*	Pioneer Bancorp Inc.	10,394	102
	Blue Ridge Bankshares Inc.	9,916	101
	First United Corp.	5,904	100
	CB Financial Services Inc.	4,564	99
*	Malvern Bancorp Inc.	6,545	99
	loanDepot Inc. Class A	61,728	99
*	NI Holdings Inc.	7,567	98
	Fidelity D&D Bancorp Inc.	2,155	98
	Ames National Corp.	4,723	98
*	Heritage Global Inc.	34,014	98
*,1	ECB Bancorp Inc.	7,042	98
	William Penn Bancorp Inc.	8,580	97
	Old Point Financial Corp.	4,032	96
*	Sterling Bancorp Inc.	16,749	95
	CF Bankshares Inc.	4,748	93
*	Arlington Asset Investment Corp. Class A	31,693	91
	Capital Bancorp Inc.	5,450	91
*	Consumer Portfolio Services Inc.	8,509	91
	First Bank	8,936	90
*	Ocwen Financial Corp.	3,313	90
*	Kingsway Financial Services Inc.	10,215	90

		Shares	Market Value ($000)
*	FVCBankcorp Inc.	8,396	89
	Silvercrest Asset Management Group Inc. Class A	4,801	87
*	Trean Insurance Group Inc.	14,276	87
*,1	Bakkt Holdings Inc.	50,567	87
	Greenhill & Co. Inc.	9,629	85
	Seven Hills Realty Trust	8,503	85
	Union Bankshares Inc.	3,794	84
[1]	Cherry Hill Mortgage Investment Corp.	14,986	83
	Nexpoint Real Estate Finance Inc.	5,255	82
*	Maiden Holdings Ltd.	38,102	80
	Bankwell Financial Group Inc.	3,177	79
	Westwood Holdings Group Inc.	7,041	79
[1]	Provident Financial Holdings Inc.	5,547	76
[1]	First Guaranty Bancshares Inc.	4,672	73
*	ACRES Commercial Realty Corp.	7,472	73
	Hanover Bancorp Inc.	4,065	73
	Unity Bancorp Inc.	3,134	71
*	Finwise Bancorp	7,943	70
*	USCB Financial Holdings Inc.	7,092	70
	Associated Capital Group Inc. Class A	1,854	69
*	Velocity Financial LLC	7,686	69
*	Ponce Financial Group Inc.	8,735	69
	Medallion Financial Corp.	8,839	68
	Bank7 Corp.	2,764	68
*	Guild Holdings Co. Class A	6,557	68
	Sachem Capital Corp.	18,378	68
	Finward Bancorp	2,353	68
[1]	Hawthorn Bancshares Inc.	2,780	65
	Summit State Bank	4,372	61
	Heritage Insurance Holdings Inc.	19,570	60
*	Oportun Financial Corp.	14,660	57
*,1	United Insurance Holdings Corp.	19,845	56
	Provident Bancorp Inc.	8,209	56
	Eagle Bancorp Montana Inc.	3,864	55
[1]	Lument Finance Trust Inc.	27,115	55
	FNCB Bancorp Inc.	8,501	53
	OP Bancorp	5,995	53
[1]	Angel Oak Mortgage REIT Inc.	6,897	50
*,1	GoHealth Inc. Class A	3,042	50
	AmeriServ Financial Inc.	15,247	47
	First Northwest Bancorp	3,959	46
	First Savings Financial Group Inc.	2,763	44
*	Midwest Holding Inc.	2,640	44
*	Great Elm Group Inc.	18,596	42
	Luther Burbank Corp.	4,292	41
	Sound Financial Bancorp Inc.	1,102	41
	US Global Investors Inc. Class A	15,552	41
*,1	Doma Holdings Inc.	100,552	41
	BankFinancial Corp.	4,443	39
*,1	Dave Inc.	6,507	39
	Riverview Bancorp Inc.	6,661	36
	Auburn National BanCorp Inc.	1,551	35
	Manhattan Bridge Capital Inc.	6,830	35
*	Republic First Bancorp Inc.	25,101	34
*	Safeguard Scientifics Inc.	17,737	31
*	Security National Financial Corp. Class A	4,981	31
	Partners Bancorp	3,437	27
*	Broadway Financial Corp.	24,365	26

		Shares	Market Value ($000)
[1]	Hennessy Advisors Inc.	3,282	25
	Limestone Bancorp Inc.	1,127	25
	First Financial Northwest Inc.	1,845	24
*,1	Silvergate Capital Corp. Class A	15,027	24
	Curo Group Holdings Corp.	12,507	22
*	Nicholas Financial Inc.	3,692	22
	Richmond Mutual BanCorp. Inc.	1,650	17
*	Root Inc. Class A	3,646	16
	Kingstone Cos. Inc.	8,512	12
*	Sunlight Financial Holdings Inc.	24,670	8
*	Conifer Holdings Inc.	4,822	7
	Crawford & Co. Class B	845	6
	SB Financial Group Inc.	373	5
[1]	Signature Bank	17,304	3
			2,868,354
Health Care (13.4%)
	UnitedHealth Group Inc.	633,887	299,569
	Johnson & Johnson	1,766,022	273,733
	Eli Lilly & Co.	580,666	199,412
	AbbVie Inc.	1,201,267	191,446
	Merck & Co. Inc.	1,721,318	183,131
	Pfizer Inc.	3,813,384	155,586
	Thermo Fisher Scientific Inc.	261,392	150,659
	Abbott Laboratories	1,177,994	119,284
	Danaher Corp.	444,750	112,095
	Bristol-Myers Squibb Co.	1,424,585	98,738
	Amgen Inc.	362,486	87,631
	Elevance Health Inc.	161,309	74,171
	Medtronic plc	902,614	72,769
	Gilead Sciences Inc.	845,395	70,142
	Stryker Corp.	231,055	65,959
*	Intuitive Surgical Inc.	237,935	60,785
*	Regeneron Pharmaceuticals Inc.	69,299	56,941
*	Vertex Pharmaceuticals Inc.	174,570	55,002
	Cigna Group	202,001	51,617
*	Boston Scientific Corp.	972,963	48,677
	Becton Dickinson and Co.	192,709	47,703
	Zoetis Inc.	283,483	47,183
	Humana Inc.	84,728	41,132
	HCA Healthcare Inc.	140,911	37,155
*	Edwards Lifesciences Corp.	414,120	34,260
*	Moderna Inc.	221,570	34,029
*	DexCom Inc.	262,481	30,495
*	IDEXX Laboratories Inc.	56,539	28,274
	Agilent Technologies Inc.	200,960	27,801
*	Biogen Inc.	98,749	27,455
*	IQVIA Holdings Inc.	126,475	25,155
*	Illumina Inc.	106,884	24,856
*	Centene Corp.	374,551	23,675
	ResMed Inc.	100,121	21,926
*	GE Healthcare Inc.	246,318	20,205
*	Seagen Inc.	95,410	19,318
	Zimmer Biomet Holdings Inc.	142,737	18,442
	West Pharmaceutical Services Inc.	50,757	17,586
*	Veeva Systems Inc. Class A	95,113	17,481
*	Horizon Therapeutics plc	155,838	17,008
*	Align Technology Inc.	50,710	16,944
*	Alnylam Pharmaceuticals Inc.	84,253	16,878

		Shares	Market Value ($000)
*	Insulet Corp.	46,964	14,980
	Baxter International Inc.	345,655	14,020
	Laboratory Corp. of America Holdings	59,927	13,748
*	Hologic Inc.	167,852	13,546
	Cardinal Health Inc.	174,008	13,138
	STERIS plc	67,258	12,865
	Cooper Cos. Inc.	33,547	12,525
*	BioMarin Pharmaceutical Inc.	125,776	12,230
	PerkinElmer Inc.	85,311	11,369
	Quest Diagnostics Inc.	75,164	10,634
*	Molina Healthcare Inc.	39,116	10,463
	Royalty Pharma plc Class A	259,170	9,338
*	Incyte Corp.	128,139	9,261
*	Avantor Inc.	433,947	9,174
*	Exact Sciences Corp.	120,350	8,161
	Teleflex Inc.	32,217	8,161
	Viatris Inc.	828,126	7,967
	Bio-Techne Corp.	107,082	7,944
*	Sarepta Therapeutics Inc.	56,059	7,727
*	Catalent Inc.	115,980	7,621
*	Henry Schein Inc.	88,948	7,253
*	Charles River Laboratories International Inc.	35,095	7,083
*	United Therapeutics Corp.	31,474	7,049
*	Penumbra Inc.	25,167	7,014
*	Neurocrine Biosciences Inc.	68,159	6,899
*	Bio-Rad Laboratories Inc. Class A	14,010	6,711
*	Repligen Corp.	35,853	6,036
*	Masimo Corp.	32,176	5,938
*	Jazz Pharmaceuticals plc	40,519	5,929
	DENTSPLY SIRONA Inc.	144,104	5,660
	Bruker Corp.	71,483	5,636
	Chemed Corp.	10,087	5,424
*	Shockwave Medical Inc.	24,921	5,404
	Universal Health Services Inc. Class B	42,379	5,386
*	Inspire Medical Systems Inc.	19,444	4,551
*	Exelixis Inc.	232,191	4,507
*	Envista Holdings Corp.	109,699	4,484
*	Acadia Healthcare Co. Inc.	61,399	4,436
*	Apellis Pharmaceuticals Inc.	66,690	4,399
*	Novocure Ltd.	70,368	4,232
*	Tenet Healthcare Corp.	69,767	4,146
	Organon & Co.	173,377	4,078
*	Natera Inc.	71,824	3,988
*	Lantheus Holdings Inc.	46,001	3,798
*	Karuna Therapeutics Inc.	20,025	3,637
	Encompass Health Corp.	66,895	3,619
*	Halozyme Therapeutics Inc.	92,414	3,529
*	Oak Street Health Inc.	89,763	3,472
*	Option Care Health Inc.	108,970	3,462
	Ensign Group Inc.	35,851	3,425
*	10X Genomics Inc. Class A	61,203	3,415
*	HealthEquity Inc.	56,741	3,331
*	agilon health Inc.	137,465	3,265
*	Ionis Pharmaceuticals Inc.	90,616	3,239
	Perrigo Co. plc	89,973	3,227
*	Alkermes plc	110,769	3,123
*	QuidelOrtho Corp.	34,992	3,117
*	Intra-Cellular Therapies Inc.	57,348	3,105

		Shares	Market Value ($000)
*	Teladoc Health Inc.	117,231	3,036
*	Elanco Animal Health Inc. (XNYS)	318,292	2,992
*	Globus Medical Inc. Class A	52,022	2,947
*	Medpace Holdings Inc.	15,552	2,925
*	Merit Medical Systems Inc.	38,198	2,825
*	Haemonetics Corp.	33,649	2,784
*	DaVita Inc.	34,193	2,773
*	Integra LifeSciences Holdings Corp.	48,167	2,765
*	Syneos Health Inc.	72,940	2,598
*	Prometheus Biosciences Inc.	24,096	2,586
*	ICU Medical Inc.	15,644	2,581
	Premier Inc. Class A	79,437	2,571
*	PTC Therapeutics Inc.	52,058	2,522
*	Neogen Corp.	132,392	2,452
*	Madrigal Pharmaceuticals Inc.	9,989	2,420
*	iRhythm Technologies Inc.	19,438	2,411
*	Doximity Inc. Class A	73,069	2,366
*	Intellia Therapeutics Inc.	59,334	2,211
*	IVERIC bio Inc.	89,418	2,176
	CONMED Corp.	20,893	2,170
*	Cytokinetics Inc.	60,538	2,130
*	Azenta Inc.	47,640	2,126
*	Prestige Consumer Healthcare Inc.	33,520	2,099
*	Amicus Therapeutics Inc.	187,229	2,076
*	STAAR Surgical Co.	31,868	2,038
*	Evolent Health Inc. Class A	61,459	1,994
*	Enovis Corp.	37,236	1,992
*	Ultragenyx Pharmaceutical Inc.	45,641	1,830
*	Blueprint Medicines Corp.	40,643	1,829
*	Axonics Inc.	33,257	1,815
*	Certara Inc.	75,124	1,811
	Select Medical Holdings Corp.	69,495	1,796
*	Inari Medical Inc.	28,717	1,773
*	Arrowhead Pharmaceuticals Inc.	69,581	1,767
*	Revance Therapeutics Inc.	54,270	1,748
*	Integer Holdings Corp.	22,540	1,747
*	Tandem Diabetes Care Inc.	42,362	1,720
*	Omnicell Inc.	29,294	1,719
*	Reata Pharmaceuticals Inc. Class A	18,723	1,702
*	Vaxcyte Inc.	45,220	1,695
*	Pacific Biosciences of California Inc.	145,860	1,689
*	Surgery Partners Inc.	48,731	1,680
*	Amedisys Inc.	21,896	1,610
*	Progyny Inc.	50,015	1,606
*	Denali Therapeutics Inc.	68,961	1,589
*	Vir Biotechnology Inc.	67,206	1,564
*	Glaukos Corp.	30,933	1,550
	Patterson Cos. Inc.	57,704	1,545
*	Insmed Inc.	90,158	1,537
*	ACADIA Pharmaceuticals Inc.	81,250	1,529
*	TransMedics Group Inc.	19,968	1,512
*	Guardant Health Inc.	64,386	1,509
*	NuVasive Inc.	35,515	1,467
*	REVOLUTION Medicines Inc.	66,720	1,445
*	Axsome Therapeutics Inc.	23,282	1,436
*	Beam Therapeutics Inc.	45,535	1,394
*	Sage Therapeutics Inc.	33,027	1,386
*	Provention Bio Inc.	56,692	1,366

		Shares	Market Value ($000)
*	NeoGenomics Inc.	78,037	1,359
*	Corcept Therapeutics Inc.	61,449	1,331
*	Supernus Pharmaceuticals Inc.	35,504	1,286
*	Relay Therapeutics Inc.	77,937	1,284
*	TG Therapeutics Inc.	85,182	1,281
*	Mirati Therapeutics Inc.	34,086	1,267
*	Bridgebio Pharma Inc.	75,418	1,250
*	Krystal Biotech Inc.	14,957	1,197
*	Sotera Health Co.	66,690	1,194
*	AtriCure Inc.	28,770	1,193
*	Myriad Genetics Inc.	51,248	1,190
*	Pacira BioSciences Inc.	28,710	1,172
*,1	Ginkgo Bioworks Holdings Inc.	878,825	1,169
*	Addus HomeCare Corp.	10,934	1,167
*	Celldex Therapeutics Inc.	32,437	1,167
*	Xencor Inc.	39,729	1,108
*	Travere Thrapeutics Inc.	49,248	1,108
*	Phreesia Inc.	34,256	1,106
*	CorVel Corp.	5,758	1,096
*	Amylyx Pharmaceuticals Inc.	36,686	1,076
*	BioCryst Pharmaceuticals Inc.	127,845	1,066
*	FibroGen Inc.	57,103	1,066
*	R1 RCM Inc.	70,824	1,062
	Embecta Corp.	37,671	1,059
*	Catalyst Pharmaceuticals Inc.	63,828	1,058
*	Akero Therapeutics Inc.	27,551	1,054
*	Privia Health Group Inc.	38,116	1,052
*	Maravai LifeSciences Holdings Inc. Class A	74,883	1,049
*	Veracyte Inc.	46,640	1,040
*	Cerevel Therapeutics Holdings Inc.	41,693	1,017
*	Apollo Medical Holdings Inc.	27,276	995
*	Viking Therapeutics Inc.	58,420	973
*	Avanos Medical Inc.	32,399	964
*	Silk Road Medical Inc.	24,464	957
*	Ironwood Pharmaceuticals Inc. Class A	89,809	945
*	Amphastar Pharmaceuticals Inc.	25,012	938
*	Vericel Corp.	31,914	936
*	Syndax Pharmaceuticals Inc.	42,477	897
*	Chinook Therapeutics Inc.	37,734	874
*	Pliant Therapeutics Inc.	32,770	872
*	Ventyx Biosciences Inc.	25,547	856
*	Hims & Hers Health Inc.	85,367	847
*	Arvinas Inc.	30,886	844
*	Agios Pharmaceuticals Inc.	36,572	840
*	SpringWorks Therapeutics Inc.	32,419	834
*	Pediatrix Medical Group Inc.	55,482	827
	US Physical Therapy Inc.	8,403	823
*	Nevro Corp.	22,284	806
*	Dynavax Technologies Corp.	81,950	804
*	Deciphera Pharmaceuticals Inc.	51,995	803
*	RadNet Inc.	31,573	790
*	Avid Bioservices Inc.	41,974	787
*	Kymera Therapeutics Inc.	26,515	786
*	Ligand Pharmaceuticals Inc.	10,389	764
*	Treace Medical Concepts Inc.	30,249	762
*	Harmony Biosciences Holdings Inc.	23,247	759
*	Adaptive Biotechnologies Corp.	83,604	738
*	Owens & Minor Inc.	50,511	735

		Shares	Market Value ($000)
*	Morphic Holding Inc.	19,397	730
*	ModivCare Inc.	8,588	722
	Healthcare Services Group Inc.	51,351	712
*	Accolade Inc.	48,104	692
*	Protagonist Therapeutics Inc.	29,793	685
*	PROCEPT BioRobotics Corp.	24,113	685
*	Avidity Biosciences Inc.	44,302	680
*	Heska Corp.	6,948	678
*	Rhythm Pharmaceuticals Inc.	37,886	676
	LeMaitre Vascular Inc.	12,968	667
*	MannKind Corp.	160,991	660
*	Rocket Pharmaceuticals Inc.	38,072	652
*	DICE Therapeutics Inc.	22,698	650
*	Crinetics Pharmaceuticals Inc.	40,110	644
*	Geron Corp. (XNGS)	293,194	636
*,1	Cassava Sciences Inc.	26,237	633
*	Cymabay Therapeutics Inc.	71,536	624
*	AdaptHealth Corp. Class A	49,976	621
*	Viridian Therapeutics Inc.	24,141	614
*	89bio Inc.	39,772	606
	Atrion Corp.	950	597
*	NextGen Healthcare Inc.	34,265	597
*	Warby Parker Inc. Class A	56,145	595
*	Ardelyx Inc.	121,488	582
*	Immunovant Inc.	36,686	569
*	Outset Medical Inc.	30,895	568
*	Alphatec Holdings Inc.	35,926	560
*	ImmunoGen Inc.	145,888	560
*	Arcus Biosciences Inc.	30,654	559
*	BioLife Solutions Inc.	25,648	558
*	Twist Bioscience Corp.	37,019	558
*	UFP Technologies Inc.	4,279	556
	National Research Corp.	12,703	553
*	Cardiovascular Systems Inc.	26,903	534
*	Keros Therapeutics Inc.	12,408	530
*	Arcellx Inc.	17,096	527
*	Collegium Pharmaceutical Inc.	21,847	524
*	Replimune Group Inc.	29,366	519
*,1	EQRx Inc.	267,657	519
*	Iovance Biotherapeutics Inc.	84,362	515
*	Enanta Pharmaceuticals Inc.	12,671	512
	National HealthCare Corp.	8,649	502
*	Varex Imaging Corp.	27,432	499
*	Cytek Biosciences Inc.	53,810	495
*	Zentalis Pharmaceuticals Inc.	28,650	493
*	DocGo Inc.	56,968	493
*	Kura Oncology Inc.	39,662	485
*	SI-BONE Inc.	24,527	482
*	Biomea Fusion Inc.	15,528	482
*	Innoviva Inc.	42,734	481
*	Nuvalent Inc. Class A	18,284	477
*	HealthStream Inc.	17,513	475
*	ADMA Biologics Inc.	141,451	468
*	REGENXBIO Inc.	24,573	465
*	Enhabit Inc.	33,323	464
*	Recursion Pharmaceuticals Inc. Class A	68,468	457
*	Theravance Biopharma Inc.	41,732	453
*	Health Catalyst Inc.	38,571	450

		Shares	Market Value ($000)
*	Point Biopharma Global Inc.	61,839	450
*	Harrow Health Inc.	21,068	446
*	Day One Biopharmaceuticals Inc.	32,768	438
*	Community Health Systems Inc.	88,429	433
*	Inhibrx Inc.	22,277	420
*	Fulgent Genetics Inc.	13,415	419
*,1	Anavex Life Sciences Corp.	48,655	417
*	Cogent Biosciences Inc.	38,680	417
*	OrthoPediatrics Corp.	9,379	415
*	Orthofix Medical Inc.	24,358	408
*	Ideaya Biosciences Inc.	29,377	403
*	OPKO Health Inc.	273,854	400
*	Mirum Pharmaceuticals Inc.	16,599	399
*	Aldeyra Therapeutics Inc.	39,700	394
*	23andMe Holding Co. Class A	172,212	393
*	ANI Pharmaceuticals Inc.	9,798	389
*	Zymeworks Inc.	42,912	388
*	Arcutis Biotherapeutics Inc.	34,869	384
*	Verve Therapeutics Inc.	26,561	383
*	Arcturus Therapeutics Holdings Inc.	15,956	382
*	ViewRay Inc.	108,742	376
*	Seres Therapeutics Inc.	66,052	375
*	American Well Corp. Class A	158,201	373
*,1	LifeStance Health Group Inc.	49,785	370
*,1	Novavax Inc.	52,716	365
*	Agiliti Inc.	22,749	364
*	Paragon 28 Inc.	21,144	361
*	Cerus Corp.	117,250	348
*	Coherus Biosciences Inc.	50,883	348
*	Brookdale Senior Living Inc.	117,747	347
*	Artivion Inc.	26,298	345
*	Castle Biosciences Inc.	15,171	345
*	Karyopharm Therapeutics Inc.	87,962	342
*	Intercept Pharmaceuticals Inc.	25,295	340
*	Alignment Healthcare Inc.	53,229	339
*	CareDx Inc.	36,939	338
*	Editas Medicine Inc. Class A	46,258	335
*	Rapt Therapeutics Inc.	18,269	335
*	Aclaris Therapeutics Inc.	40,404	327
*	Anika Therapeutics Inc.	11,076	318
*	CTI BioPharma Corp.	75,819	318
*	MaxCyte Inc.	63,539	315
*	Emergent BioSolutions Inc.	30,037	311
*	Fate Therapeutics Inc.	54,076	308
*	AnaptysBio Inc.	14,122	307
*,1	GoodRx Holdings Inc. Class A	49,148	307
*	Astria Therapeutics Inc.	22,465	299
*	MacroGenics Inc.	41,349	296
*	NanoString Technologies Inc.	29,545	292
*	OraSure Technologies Inc.	47,836	289
*	Alector Inc.	46,681	289
*	2seventy bio Inc.	28,225	288
*	Arbutus Biopharma Corp.	94,484	286
*	4D Molecular Therapeutics Inc.	16,636	286
*	MiMedx Group Inc.	82,288	281
*	Bioxcel Therapeutics Inc.	15,053	281
*,1	Sharecare Inc.	197,135	280
*	RxSight Inc.	16,736	279

		Shares	Market Value ($000)
*	Agenus Inc.	181,563	276
*	Ocular Therapeutix Inc.	52,253	275
*	Pennant Group Inc.	19,258	275
*	Pulmonx Corp.	23,982	268
*	Cutera Inc.	11,232	265
*	AngioDynamics Inc.	25,475	263
*	Mersana Therapeutics Inc.	62,625	257
*	Quanterix Corp.	22,735	256
*	Multiplan Corp.	240,079	254
*	Vanda Pharmaceuticals Inc.	37,164	252
*	iTeos Therapeutics Inc.	18,508	252
*	Allogene Therapeutics Inc.	50,847	251
*	SomaLogic Inc.	97,861	250
*	Scholar Rock Holding Corp.	31,110	249
*	Computer Programs and Systems Inc.	8,198	248
*	Nurix Therapeutics Inc.	27,960	248
*	Apollo Endosurgery Inc.	24,333	241
*	Avita Medical Inc.	16,954	237
*,1	Invitae Corp.	174,382	235
*,1	Liquidia Corp.	33,257	230
*,1	Lyell Immunopharma Inc.	97,047	229
*	Bluebird Bio Inc.	69,347	221
*,1	Bionano Genomics Inc.	198,365	220
*	Voyager Therapeutics Inc.	27,939	215
*	Kiniksa Pharmaceuticals Ltd. Class A	19,941	215
*	Edgewise Therapeutics Inc.	32,287	215
*	Tactile Systems Technology Inc.	13,009	214
*	Eagle Pharmaceuticals Inc.	7,396	210
*	PetIQ Inc. Class A	18,318	210
*	Dyne Therapeutics Inc.	18,113	209
*	Terns Pharmaceuticals Inc.	17,639	209
*	Joint Corp.	12,384	208
*	Evolus Inc.	24,497	207
*	Axogen Inc.	21,846	206
	Phibro Animal Health Corp. Class A	13,442	206
	iRadimed Corp.	5,161	203
*	Surmodics Inc.	8,541	195
*,1	Omeros Corp.	41,682	194
*	Sangamo Therapeutics Inc.	110,293	194
*,1	Sana Biotechnology Inc.	58,914	193
*,1	Senseonics Holdings Inc.	269,188	191
*	Sutro Biopharma Inc.	40,875	189
*	Cullinan Oncology Inc.	18,523	189
*	Inogen Inc.	15,064	188
*	OmniAb Inc. (XNMS)	50,906	187
*	Zynex Inc.	15,250	183
	Utah Medical Products Inc.	1,908	181
*	Atea Pharmaceuticals Inc.	54,141	181
*	Compass Therapeutics Inc.	55,213	181
*	Marinus Pharmaceuticals Inc.	26,005	179
*	Allakos Inc.	39,930	178
*	Alpine Immune Sciences Inc.	22,850	176
*	Entrada Therapeutics Inc.	12,169	176
*	Clover Health Investments Corp. Class A	207,451	175
*	Atara Biotherapeutics Inc.	60,082	174
*	Codexis Inc.	41,959	174
*	Actinium Pharmaceuticals Inc.	18,282	173
*	Tarsus Pharmaceuticals Inc.	13,620	171

		Shares	Market Value ($000)
*	Accuray Inc.	56,460	168
*	Savara Inc.	85,084	166
*	Nuvation Bio Inc.	100,004	166
*	Caribou Biosciences Inc.	31,157	165
*	Cara Therapeutics Inc.	33,488	164
*	ClearPoint Neuro Inc.	19,277	163
*	Assertio Holdings Inc.	25,281	161
*	Inovio Pharmaceuticals Inc.	195,712	160
*	Butterfly Network Inc.	83,265	157
*	Sight Sciences Inc.	17,966	157
*	Rigel Pharmaceuticals Inc.	118,372	156
*,1	Aerovate Therapeutics Inc.	7,673	155
*	OptimizeRx Corp.	10,556	154
*	908 Devices Inc.	17,668	152
*,1	Vor BioPharma Inc.	28,015	151
*	Tango Therapeutics Inc.	38,224	151
*,1	Lineage Cell Therapeutics Inc.	99,941	150
*	Cabaletta Bio Inc.	18,083	150
*	Viemed Healthcare Inc.	15,567	150
*	Galera Therapeutics Inc.	56,528	145
*,1	Zomedica Corp.	672,102	142
*	KalVista Pharmaceuticals Inc.	17,876	141
	SIGA Technologies Inc.	24,311	140
*	PMV Pharmaceuticals Inc.	29,279	140
*	Zimvie Inc.	18,957	137
*	Kezar Life Sciences Inc.	43,585	136
*	Sanara Medtech Inc.	3,304	136
*,1	Jasper Therapeutics Inc.	74,930	136
*	IGM Biosciences Inc.	9,841	135
*	Innovage Holding Corp.	16,618	133
*,1	Zevra Therapeutics Inc.	24,085	132
*	Inozyme Pharma Inc.	22,831	131
*	Seer Inc. Class A	33,292	129
*	CorMedix Inc.	30,814	128
*	Kodiak Sciences Inc.	20,721	128
*	Altimmune Inc.	30,386	128
*	Xeris Biopharma Holdings Inc.	78,258	128
*	Amneal Pharmaceuticals Inc.	91,556	127
*	Aravive Inc.	62,500	125
*	Vera Therapeutics Inc. Class A	16,082	125
*	Selecta Biosciences Inc.	89,345	124
*	Erasca Inc.	40,997	123
*,1	scPharmaceuticals Inc.	13,399	122
*	NGM Biopharmaceuticals Inc.	29,422	120
*	Tyra Biosciences Inc.	7,492	120
*	Fulcrum Therapeutics Inc.	41,311	118
*	Adicet Bio Inc.	20,544	118
*,1	An2 Therapeutics Inc.	11,939	118
*	Lexicon Pharmaceuticals Inc.	47,908	116
*	Y-mAbs Therapeutics Inc.	23,165	116
*	ORIC Pharmaceuticals Inc.	20,428	116
*,1	Ocugen Inc.	135,443	116
*	GeneDx Holdings Corp. Class A	316,789	116
*	Outlook Therapeutics Inc.	105,871	115
*	Rain Oncology Inc.	13,141	115
*	Heron Therapeutics Inc.	73,891	112
*,1	Monte Rosa Therapeutics Inc.	14,315	112
*	Beyond Air Inc.	16,450	111

		Shares	Market Value ($000)
*,1	BrainStorm Cell Therapeutics Inc.	33,748	111
*	Annexon Inc.	28,844	111
*	Standard Bio Tools Inc.	55,941	109
*	Gritstone bio Inc.	39,292	109
*	Stoke Therapeutics Inc.	13,132	109
*	ARS Pharmaceuticals Inc.	16,780	109
*,1	Asensus Surgical Inc.	165,733	109
*	CareMax Inc.	40,950	109
*	Generation Bio Co.	25,032	108
*	Akoya Biosciences Inc.	13,086	107
*	Harvard Bioscience Inc.	25,313	106
*	PDS Biotechnology Corp.	17,161	106
*	Omega Therapeutics Inc.	17,625	106
*	X4 Pharmaceuticals Inc.	120,734	105
*	Ovid therapeutics Inc.	40,633	105
*	Nautilus Biotechnology Inc.	37,768	105
*	Vigil Neuroscience Inc.	10,718	105
*,1	Enliven Therapeutics Inc.	4,742	104
*	KORU Medical Systems Inc.	24,313	103
*	ImmunityBio Inc.	55,303	101
*	CytoSorbents Corp.	29,596	100
*,1	Citius Pharmaceuticals Inc.	85,694	100
*,1	Humacyte Inc.	32,332	100
*	Puma Biotechnology Inc.	31,801	98
*	XOMA Corp.	4,608	97
*	Organogenesis Holdings Inc. Class A	45,335	97
	Sera Prognostics Inc. Class A	25,316	97
*,2	PDL BioPharma Inc.	76,234	96
*,1	Phathom Pharmaceuticals Inc.	13,388	96
*	Cue Health Inc.	51,949	95
*	Kinnate Biopharma Inc.	15,091	94
*	Quantum-Si Inc.	53,609	94
*	Esperion Therapeutics Inc.	57,940	92
*,1	Tabula Rasa HealthCare Inc.	16,298	91
*	Anixa Biosciences Inc.	21,079	91
*	Vaxxinity Inc. Class A	40,231	91
*,1	Cano Health Inc.	98,892	90
*	Enzo Biochem Inc.	36,523	89
*,1	Precigen Inc.	84,404	89
*	Janux Therapeutics Inc.	7,344	89
*	Cue Biopharma Inc.	24,434	87
*	Foghorn Therapeutics Inc.	13,954	87
*,1	Prime Medicine Inc.	7,078	87
*	Nektar Therapeutics Class A	122,239	86
*	C4 Therapeutics Inc.	27,453	86
*,1	Greenwich Lifesciences Inc.	6,258	86
*	HilleVax Inc.	5,128	85
*	Immuneering Corp. Class A	8,681	84
*	Theseus Pharmaceuticals Inc.	9,484	84
*,1	Icosavax Inc.	14,363	83
*,1	Spectrum Pharmaceuticals Inc.	109,299	82
*	Capricor Therapeutics Inc.	19,231	81
*	CVRx Inc.	8,704	81
*	Ocuphire Pharma Inc.	21,645	81
*	Acrivon Therapeutics Inc.	6,404	81
*	Poseida Therapeutics Inc. Class A	25,855	80
*	Olema Pharmaceuticals Inc.	22,688	79
*	Semler Scientific Inc.	2,930	79

		Shares	Market Value ($000)
*	Galectin Therapeutics Inc.	37,318	78
*	BioAtla Inc.	28,992	78
*	Aura Biosciences Inc.	8,362	78
*	FONAR Corp.	4,742	77
*	Stereotaxis Inc.	37,475	76
*	Allovir Inc.	19,387	76
*	Aadi Bioscience Inc.	10,337	75
*	Prelude Therapeutics Inc.	12,903	74
*	Rani Therapeutics Holdings Inc. Class A	14,248	74
*	CytomX Therapeutics Inc.	48,168	73
*	InfuSystem Holdings Inc.	9,429	73
*	Durect Corp.	15,978	72
*	G1 Therapeutics Inc.	26,630	71
*	Verrica Pharmaceuticals Inc.	10,956	71
*	Disc Medicine Inc.	3,343	71
*	Gossamer Bio Inc.	55,531	70
*	Paratek Pharmaceuticals Inc.	27,473	70
*,1	Alaunos Therapeutics Inc.	111,142	70
*	Cidara Therapeutics Inc.	54,780	70
*,1	Annovis Bio Inc.	4,518	70
*,1	CEL–SCI Corp.	29,843	69
*	Matinas BioPharma Holdings Inc.	146,195	69
*,1	Sonendo Inc.	34,483	69
*	Personalis Inc.	24,439	67
*	Perspective Therapeutics Inc.	104,951	67
*	Celcuity Inc.	6,440	66
*	Akebia Therapeutics Inc.	115,906	65
*	Design Therapeutics Inc.	11,218	65
*	Chimerix Inc.	50,447	64
*	Rezolute Inc.	33,333	64
*,1	Atossa Therapeutics Inc.	87,558	63
*	Rallybio Corp.	11,052	63
*	Dermtech Inc.	16,722	62
*,1	Vaxart Inc.	82,063	62
*	Shattuck Labs Inc.	21,109	62
*	Acumen Pharmaceuticals Inc.	15,267	62
*	ALX Oncology Holdings Inc.	13,412	61
*	Nkarta Inc.	17,135	61
*,1	Eton Pharmaceuticals Inc.	15,500	60
*	Sensus Healthcare Inc.	11,106	58
*	Trevi Therapeutics Inc.	31,348	58
*	ChromaDex Corp.	37,499	57
*	Athira Pharma Inc.	22,843	57
*	Eyenovia Inc.	16,207	57
*,1	Forian Inc.	14,566	56
*,1	EyePoint Pharmaceuticals Inc.	18,741	55
*	Inotiv Inc.	12,773	55
*	Graphite Bio Inc.	22,375	55
*	Adagio Therapeutics Inc.	45,821	55
*	enVVeno Medical Corp.	11,710	55
*	Neuronetics Inc.	18,525	54
*	Apyx Medical Corp.	18,313	53
*	Tela Bio Inc.	5,011	53
*	Verastem Inc.	124,272	52
*	Talkspace Inc.	75,188	52
*,1	Seelos Therapeutics Inc.	73,139	51
*,1	GlycoMimetics Inc.	39,833	50
*	Absci Corp.	28,820	50

		Shares	Market Value ($000)
*	Relmada Therapeutics Inc.	21,534	49
*	Adverum Biotechnologies Inc.	67,508	48
*	Scynexis Inc.	15,858	48
*	Hepion Pharmaceuticals Inc.	62,061	48
*	Century Therapeutics Inc.	13,813	48
*	Tenaya Therapeutics Inc.	16,974	48
*	Vicarious Surgical Inc.	21,349	48
*	PepGen Inc.	3,938	48
*	Fortress Biotech Inc.	57,880	47
*	Dare Bioscience Inc.	44,843	47
*,1	Pyxis Oncology Inc.	11,615	47
*	Cardiff Oncology Inc.	27,727	46
*	Viracta Therapeutics Inc.	28,450	45
*,1	MyMD Pharmaceuticals Inc.	26,030	45
*	Merrimack Pharmaceuticals Inc.	3,556	44
*	Third Harmonic Bio Inc.	10,433	43
*	Pro-Dex Inc.	2,523	42
*	Dyadic International Inc.	23,051	41
*	Jounce Therapeutics Inc.	22,404	41
*	Optinose Inc.	20,513	40
*	XBiotech Inc.	11,624	40
*	Larimar Therapeutics Inc.	8,733	40
*	BioSig Technologies Inc.	34,130	39
*	PhenomeX Inc.	33,469	39
*	Kronos Bio Inc.	25,786	38
*,1	Pulse Biosciences Inc.	10,869	37
*	CareCloud Inc.	11,111	37
*	Curis Inc.	61,130	36
*	aTyr Pharma Inc.	17,108	36
*	Summit Therapeutics Inc. (XNMS)	20,367	36
*	Clearside Biomedical Inc.	33,371	35
*	Societal CDMO Inc.	29,155	35
*,1	SmileDirectClub Inc.	81,621	35
*	Black Diamond Therapeutics Inc.	18,268	35
*	Aveanna Healthcare Holdings Inc.	33,268	35
*	Movano Inc.	28,211	35
*	Milestone Scientific Inc.	37,457	34
*	Ikena Oncology Inc.	9,909	34
*,1	Co.-Diagnostics Inc.	22,364	33
*	Decibel Therapeutics Inc.	10,874	33
*	Talaris Therapeutics Inc.	17,570	33
*	Bright Health Group Inc.	151,953	33
*	Homology Medicines Inc.	30,844	32
*	Geron Corp. Warrant Exp. 12/31/25	73,748	32
*	Eledon Pharmaceuticals Inc.	13,263	31
*	Passage Bio Inc.	30,974	30
*	Spero Therapeutics Inc.	19,689	29
*,1	Genprex Inc.	32,101	29
*	Lantern Pharma Inc.	5,987	29
*,1	Telesis Bio Inc.	8,909	28
*	Magenta Therapeutics Inc.	33,990	27
*	Oncternal Therapeutics Inc.	34,025	27
*,1	Corbus Pharmaceuticals Holdings Inc.	3,766	27
*	Corvus Pharmaceuticals Inc.	29,109	26
*	Bolt Biotherapeutics Inc.	18,932	26
*	Synlogic Inc.	39,063	25
*	Bright Green Corp.	26,666	25
*	Celularity Inc.	40,095	25

		Shares	Market Value ($000)
*	Diamedica Therapeutics Inc.	15,764	24
*	Lipocine Inc.	74,945	24
*,1	Oncocyte Corp.	67,695	24
*,1	Atreca Inc. Class A	21,020	24
*	Exagen Inc.	9,919	24
*,1	NeuroPace Inc.	5,190	24
*	Singular Genomics Systems Inc.	19,503	24
*	Eiger BioPharmaceuticals Inc.	25,269	23
*,1	Quince Therapeutics Inc.	14,974	23
*	Precision BioSciences Inc.	30,107	23
*	Strata Skin Sciences Inc.	21,171	23
*	Aquestive Therapeutics Inc.	20,542	23
*	Ekso Bionics Holdings Inc.	14,085	23
*	Sensei Biotherapeutics Inc.	15,072	23
*	Instil Bio Inc.	34,524	23
*,1	Pardes Biosciences Inc.	17,730	23
*	Aligos Therapeutics Inc.	24,596	22
*	Praxis Precision Medicines Inc.	26,629	22
*,1	Clene Inc.	19,510	22
*	P3 Health Partners Inc.	21,070	22
	Carisma Therapeutics Inc.	7,165	22
*	SELLAS Life Sciences Group Inc.	14,948	21
*,1	TherapeuticsMD Inc.	5,486	21
*	Palatin Technologies Inc.	7,653	21
*,1	Syros Pharmaceuticals Inc.	7,704	21
*	Mineralys Therapeutics Inc.	1,363	21
*	Lumos Pharma Inc.	5,932	20
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	Immunic Inc.	13,685	20
*	Delcath Systems Inc.	3,498	20
*	Oncology Institute Inc.	29,068	20
*	ElectroCore Inc.	3,704	20
*	MEI Pharma Inc.	81,598	19
*	iCAD Inc.	15,565	19
*	PAVmed Inc.	51,627	19
*,1	AIM ImmunoTech Inc.	43,668	19
*	Werewolf Therapeutics Inc.	7,424	19
*,1	Accelerate Diagnostics Inc.	25,335	18
*	Orgenesis Inc.	14,863	18
*,1	Aspira Women's Health Inc.	46,365	17
*	Leap Therapeutics Inc.	50,658	17
*	Neoleukin Therapeutics Inc.	24,542	17
*	Retractable Technologies Inc.	9,432	17
*,1	Inmune Bio Inc.	2,641	17
*	Lensar Inc.	6,985	17
*,1	Impel Pharmaceuticals Inc.	12,285	17
*	Alpha Teknova Inc.	5,588	17
*	Precipio Inc.	25,063	17
*	Chembio Diagnostics Inc.	36,394	16
*	Sigilon Therapeutics Inc.	17,730	16
*	NRX Pharmaceuticals Inc.	23,700	16
*	Tempest Therapeutics Inc.	6,821	16
*	Sorrento Therapeutics Inc.	42,496	15
*	Harpoon Therapeutics Inc.	19,516	15
*	Lyra Therapeutics Inc.	7,194	15
*	Acutus Medical Inc.	19,578	15
*	IRIDEX Corp.	7,102	15
*	iBio Inc.	7,283	15

		Shares	Market Value ($000)
*,1	Cocrystal Pharma Inc.	7,576	15
*,1	Lannett Co. Inc.	8,419	15
*	Surface Oncology Inc.	20,025	14
*	Bioventus Inc. Class A	13,494	14
*	Science 37 Holdings Inc.	47,942	14
*	Solid Biosciences Inc.	2,967	14
*	Equillium Inc.	17,857	13
*,1	Adamis Pharmaceuticals Corp.	114,367	13
*	Satsuma Pharmaceuticals Inc.	17,641	12
*	Alimera Sciences Inc.	5,583	12
*,1	9 Meters Biopharma Inc.	8,771	12
*,1	Checkpoint Therapeutics Inc.	5,358	12
*	Molecular Templates Inc.	29,805	11
*	Frequency Therapeutics Inc.	21,606	11
*	Infinity Pharmaceuticals Inc.	65,713	11
*	VistaGen Therapeutics Inc.	91,295	11
*	Onconova Therapeutics Inc.	14,441	11
*,1	Aeglea BioTherapeutics Inc.	34,242	10
*	Evelo Biosciences Inc.	54,959	10
*	Angion Biomedica Corp.	17,453	10
*	Elevation Oncology Inc.	5,352	10
*	Pulmatrix Inc.	3,290	10
*	Conformis Inc.	5,947	10
*	Vapotherm Inc.	13,917	9
*	Axcella Health Inc.	18,758	9
*	TFF Pharmaceuticals Inc.	12,846	9
*,1	SQZ Biotechnologies Co.	15,806	9
*	GT Biopharma Inc.	16,272	9
*	Cyteir Therapeutics Inc.	5,209	9
*	Rapid Micro Biosystems Inc. Class A	7,185	9
*	Venus Concept Inc.	38,610	8
*	Imunon Inc.	6,172	8
*	Diffusion Pharmaceuticals Inc.	1,886	8
*	Biora Therapeutics Inc.	2,874	8
*	Taysha Gene Therapies Inc.	9,398	7
*	Vincerx Pharma Inc.	6,849	7
*	Processa Pharmaceuticals Inc.	13,054	7
*,1	ATI Physical Therapy Inc.	25,974	7
*	Vivos Therapeutics Inc.	19,268	7
*	Surgalign Holdings Inc.	4,370	7
*	Cellectar Biosciences Inc.	4,608	7
*,1	Sientra Inc.	4,467	7
*	NexImmune Inc.	14,792	6
*,1	Novan Inc.	4,751	6
*,1	Surrozen Inc.	10,142	6
*	Avalo Therapeutics Inc.	3,596	6
*,1	Athersys Inc.	4,976	6
*	UpHealth Inc.	4,033	6
*	Applied Molecular Transport Inc.	15,287	5
*	Aptinyx Inc. Class A	36,742	5
*	Finch Therapeutics Group Inc.	13,688	5
*,1	SAB Biotherapeutics Inc.	10,730	5
*	Aprea Therapeutics Inc.	1,136	5
*	eFFECTOR Therapeutics Inc.	11,437	4
*	Aceragen Inc.	1,889	4
*	Athenex Inc.	3,206	4
*,1	Eargo Inc.	774	4
*	Hookipa Pharma Inc.	4,083	3

		Shares	Market Value ($000)
*	Pear Therapeutics Inc.	13,471	3
*	AcelRx Pharmaceuticals Inc.	4,832	3
*,1	NantHealth Inc.	1,594	3
*	Codiak Biosciences Inc.	10,303	2
*	Talis Biomedical Corp.	5,090	2
*,1	Aileron Therapeutics Inc.	883	1
*	Trevena Inc.	2,002	1
*,2	Synergy Pharmaceuticals Inc.	412,534	—
*,2	Progenics Pharmaceuticals Inc. CVR	106,497	—
*	Marker Therapeutics Inc.	462	—
			3,676,328
Industrials (13.2%)
	Visa Inc. Class A	1,101,753	248,401
	Mastercard Inc. Class A	576,921	209,659
	Accenture plc Class A	427,365	122,145
	Raytheon Technologies Corp.	993,556	97,299
	United Parcel Service Inc. Class B (XNYS)	490,592	95,170
	Honeywell International Inc.	454,387	86,842
*	Boeing Co.	406,264	86,303
	Union Pacific Corp.	414,955	83,514
	Lockheed Martin Corp.	172,928	81,748
	Caterpillar Inc.	350,340	80,172
	Deere & Co.	180,856	74,672
	General Electric Co.	739,083	70,656
	Automatic Data Processing Inc.	281,135	62,589
	American Express Co.	378,627	62,455
*	PayPal Holdings Inc.	767,224	58,263
	Eaton Corp. plc	269,716	46,213
	Illinois Tool Works Inc.	185,383	45,132
*	Fiserv Inc.	383,286	43,323
	Northrop Grumman Corp.	93,387	43,119
	CSX Corp.	1,397,548	41,843
	3M Co.	375,020	39,418
	General Dynamics Corp.	167,560	38,239
	Sherwin-Williams Co.	157,626	35,430
	FedEx Corp.	154,271	35,249
	Emerson Electric Co.	387,334	33,752
	Norfolk Southern Corp.	154,614	32,778
	Parker-Hannifin Corp.	87,310	29,346
	Trane Technologies plc	155,377	28,586
	Johnson Controls International plc	466,014	28,063
	Cintas Corp.	58,611	27,118
	TransDigm Group Inc.	35,530	26,187
	PACCAR Inc.	353,812	25,899
	Carrier Global Corp.	566,041	25,896
*	Block Inc. (XNYS)	370,327	25,423
	L3Harris Technologies Inc.	129,468	25,407
	Paychex Inc.	220,401	25,256
	Capital One Financial Corp.	260,262	25,027
	Otis Worldwide Corp.	281,140	23,728
	Old Dominion Freight Line Inc.	67,929	23,153
	Rockwell Automation Inc.	78,790	23,121
	AMETEK Inc.	158,023	22,966
*	Mettler-Toledo International Inc.	15,006	22,962
	Cummins Inc.	95,773	22,878
	Fidelity National Information Services Inc.	409,737	22,261
	PPG Industries Inc.	160,286	21,411
	WW Grainger Inc.	30,714	21,156

		Shares	Market Value ($000)
	Verisk Analytics Inc. Class A	106,243	20,384
	DuPont de Nemours Inc.	280,927	20,162
*	Keysight Technologies Inc.	120,049	19,386
	Ferguson plc	141,452	18,919
	United Rentals Inc.	47,575	18,828
	Global Payments Inc.	177,879	18,720
	Equifax Inc.	84,136	17,066
	Fortive Corp.	241,884	16,489
	Quanta Services Inc.	97,449	16,239
	Ingersoll Rand Inc. (XYNS)	272,847	15,874
	Vulcan Materials Co.	89,771	15,401
	Martin Marietta Materials Inc.	41,963	14,899
	Dover Corp.	95,834	14,561
*	Teledyne Technologies Inc.	32,180	14,396
	Xylem Inc.	121,632	12,735
*	Waters Corp.	40,355	12,495
	IDEX Corp.	51,971	12,007
	Expeditors International of Washington Inc.	108,544	11,953
	Westinghouse Air Brake Technologies Corp.	115,729	11,696
	Ball Corp.	211,920	11,679
*	Fair Isaac Corp.	16,303	11,456
*	Zebra Technologies Corp. Class A	35,642	11,334
	Howmet Aerospace Inc.	249,631	10,577
	Jacobs Solutions Inc.	86,530	10,168
*	FleetCor Technologies Inc.	47,272	9,967
	JB Hunt Transport Services Inc.	56,097	9,843
	Textron Inc.	138,211	9,762
*	Axon Enterprise Inc.	43,204	9,714
	HEICO Corp. Class A	70,899	9,635
*	Trimble Inc.	173,075	9,073
	Snap-on Inc.	36,214	8,941
*	Builders FirstSource Inc.	99,278	8,814
	Hubbell Inc. Class B	36,192	8,806
	Synchrony Financial	293,891	8,546
	Graco Inc.	116,610	8,514
	Packaging Corp. of America	61,132	8,487
	Booz Allen Hamilton Holding Corp. Class A	89,577	8,303
	Stanley Black & Decker Inc.	100,854	8,127
	TransUnion	130,047	8,081
	CH Robinson Worldwide Inc.	79,829	7,933
	Carlisle Cos. Inc.	35,067	7,928
	Toro Co.	70,609	7,849
	Nordson Corp.	34,875	7,751
	Jack Henry & Associates Inc.	50,545	7,618
	RPM International Inc.	87,252	7,612
	Masco Corp.	152,096	7,562
	AECOM	88,885	7,495
	Watsco Inc.	22,643	7,204
	Crown Holdings Inc.	81,177	6,714
	Lincoln Electric Holdings Inc.	38,809	6,563
	Allegion plc	61,220	6,534
*	WillScot Mobile Mini Holdings Corp.	139,110	6,521
	Pentair plc	115,823	6,402
	Regal Rexnord Corp.	43,917	6,180
	Knight-Swift Transportation Holdings Inc.	106,593	6,031
	A O Smith Corp.	86,421	5,976
	Owens Corning	61,319	5,874
	AGCO Corp.	42,926	5,804

		Shares	Market Value ($000)
	Genpact Ltd.	124,549	5,757
*	Paylocity Holding Corp.	28,161	5,598
	Huntington Ingalls Industries Inc.	26,823	5,553
	Robert Half International Inc.	68,598	5,527
	Lennox International Inc.	21,948	5,515
*	Bill Holdings Inc.	67,811	5,502
	Cognex Corp.	110,862	5,493
*	Middleby Corp.	36,758	5,389
	Donaldson Co. Inc.	82,258	5,375
*	WEX Inc.	29,200	5,370
	WESCO International Inc.	34,730	5,367
	Westrock Co.	174,919	5,330
	Graphic Packaging Holding Co.	208,581	5,317
	Tetra Tech Inc.	36,168	5,313
	AptarGroup Inc.	44,354	5,242
	EMCOR Group Inc.	32,241	5,242
	Sensata Technologies Holding plc	103,151	5,160
	Fortune Brands Innovations Inc.	87,201	5,121
	Valmont Industries Inc.	15,428	4,926
*	Saia Inc.	17,804	4,844
	nVent Electric plc	111,630	4,793
	ITT Inc.	55,274	4,770
	Berry Global Group Inc.	79,082	4,658
	Curtiss-Wright Corp.	26,073	4,596
*	Axalta Coating Systems Ltd.	148,782	4,507
*	Generac Holdings Inc.	41,661	4,500
	Sealed Air Corp.	97,085	4,457
	Littelfuse Inc.	16,622	4,456
*	TopBuild Corp.	21,353	4,444
*	FTI Consulting Inc.	22,008	4,343
	Landstar System Inc.	24,226	4,343
	MDU Resources Group Inc.	138,454	4,220
	Advanced Drainage Systems Inc.	49,820	4,195
*	GXO Logistics Inc.	80,019	4,038
	Sonoco Products Co.	65,573	4,000
	MKS Instruments Inc.	44,840	3,974
	Brunswick Corp.	48,109	3,945
	Acuity Brands Inc.	21,474	3,924
	Woodward Inc.	39,948	3,890
	Crane Holdings Co.	34,074	3,867
	BWX Technologies Inc.	61,056	3,849
*	Euronet Worldwide Inc.	34,107	3,817
*	MasTec Inc.	40,023	3,780
*	Atkore Inc.	26,471	3,719
	Oshkosh Corp.	44,615	3,711
	Applied Industrial Technologies Inc.	25,738	3,658
*	Mohawk Industries Inc.	36,154	3,623
*	Trex Co. Inc.	74,340	3,618
*	Chart Industries Inc.	28,410	3,563
	Eagle Materials Inc.	24,155	3,545
	Comfort Systems USA Inc.	23,889	3,487
*	ExlService Holdings Inc.	21,476	3,475
*	ATI Inc.	86,916	3,430
	Exponent Inc.	33,869	3,376
	MSA Safety Inc.	25,126	3,354
	Maximus Inc.	41,113	3,236
	Simpson Manufacturing Co. Inc.	28,659	3,142
	Silgan Holdings Inc.	57,336	3,077

		Shares	Market Value ($000)
	Watts Water Technologies Inc. Class A	18,246	3,071
	Flowserve Corp.	87,966	2,991
	Insperity Inc.	24,603	2,991
*	Fluor Corp.	95,104	2,940
*	Aerojet Rocketdyne Holdings Inc.	51,868	2,913
	Western Union Co.	259,415	2,892
	ManpowerGroup Inc.	34,656	2,860
*	Kirby Corp.	40,562	2,827
	Vontier Corp.	103,249	2,823
*	API Group Corp.	125,041	2,811
	Allison Transmission Holdings Inc.	61,350	2,775
	Air Lease Corp. Class A	70,174	2,763
	AAON Inc.	28,507	2,756
	MSC Industrial Direct Co. Inc. Class A	31,936	2,683
	GATX Corp.	24,253	2,668
	Ryder System Inc.	29,713	2,652
*	ASGN Inc.	31,834	2,632
*	Shift4 Payments Inc. Class A	33,763	2,559
	Belden Inc.	29,070	2,522
*	Bloom Energy Corp. Class A	125,443	2,500
	Maxar Technologies Inc.	48,345	2,469
	HB Fuller Co.	36,021	2,466
	Franklin Electric Co. Inc.	26,153	2,461
	Triton International Ltd.	38,628	2,442
	EnerSys	27,837	2,418
	Spirit AeroSystems Holdings Inc. Class A	69,658	2,405
	Louisiana-Pacific Corp.	44,024	2,387
	Badger Meter Inc.	19,412	2,365
	John Bean Technologies Corp.	21,501	2,350
*	XPO Inc.	73,171	2,334
*	O-I Glass Inc.	102,453	2,327
*	AMN Healthcare Services Inc.	27,952	2,319
*	Summit Materials Inc. Class A	79,728	2,271
	Esab Corp.	38,065	2,249
*	Alight Inc. Class A	241,401	2,223
	Federal Signal Corp.	40,654	2,204
	Encore Wire Corp.	11,872	2,200
	Armstrong World Industries Inc.	30,302	2,159
	Terex Corp.	44,235	2,140
	Otter Tail Corp.	28,449	2,056
	Zurn Elkay Water Solutions Corp.	96,193	2,055
	Herc Holdings Inc.	18,025	2,053
*	ACI Worldwide Inc.	75,775	2,044
*	SPX Technologies Inc.	28,923	2,041
*	TriNet Group Inc.	24,877	2,005
	HEICO Corp.	11,684	1,998
*	AZEK Co. Inc. Class A	83,902	1,975
	ABM Industries Inc.	43,753	1,966
	Hillenbrand Inc.	41,246	1,960
	Brink's Co.	29,224	1,952
	Moog Inc. Class A	19,206	1,935
*	Beacon Roofing Supply Inc.	32,697	1,924
	Forward Air Corp.	17,731	1,911
*	Mercury Systems Inc.	37,014	1,892
*	Resideo Technologies Inc.	101,568	1,857
	Korn Ferry	35,706	1,847
	UniFirst Corp.	10,445	1,841
	Albany International Corp. Class A	20,389	1,822

		Shares	Market Value ($000)
*	Dycom Industries Inc.	19,051	1,784
*	Flywire Corp.	60,222	1,768
	Werner Enterprises Inc.	38,312	1,743
*	Hub Group Inc. Class A	20,563	1,726
	Installed Building Products Inc.	15,005	1,711
*	Verra Mobility Corp. Class A	100,484	1,700
*	Itron Inc.	29,729	1,648
	ESCO Technologies Inc.	16,862	1,609
	Kadant Inc.	7,686	1,603
*	GMS Inc.	27,296	1,580
	FTAI Aviation Ltd.	56,335	1,575
	Brady Corp. Class A	29,059	1,561
*	CBIZ Inc.	31,478	1,558
*	RXO Inc.	78,761	1,547
	McGrath RentCorp.	16,300	1,521
	EVERTEC Inc.	45,007	1,519
	Kennametal Inc.	54,849	1,513
*	Marqeta Inc. Class A	329,361	1,505
*	AeroVironment Inc.	16,307	1,495
	Mueller Water Products Inc. Class A	107,014	1,492
*,1	Affirm Holdings Inc.	131,578	1,483
	EnPro Industries Inc.	14,248	1,480
	ADT Inc.	203,917	1,474
	Helios Technologies Inc.	22,120	1,447
	CSW Industrials Inc.	10,383	1,443
	Matson Inc.	24,153	1,441
	ArcBest Corp.	15,492	1,432
	ICF International Inc.	12,487	1,370
*	Masonite International Corp.	14,927	1,355
	Trinity Industries Inc.	55,583	1,354
	Barnes Group Inc.	33,140	1,335
*	MYR Group Inc.	10,548	1,329
	Alamo Group Inc.	6,965	1,283
	International Seaways Inc.	29,678	1,237
	Greif Inc. Class A	19,469	1,234
*	Enovix Corp.	82,793	1,234
	Granite Construction Inc.	29,933	1,230
*	AAR Corp.	22,255	1,214
*	Remitly Global Inc.	71,304	1,209
*	Kratos Defense & Security Solutions Inc.	84,867	1,144
	Veritiv Corp.	8,384	1,133
*	Mirion Technologies Inc.	132,007	1,127
	Lindsay Corp.	7,356	1,112
*	OSI Systems Inc.	10,692	1,094
*	Core & Main Inc. Class A	46,076	1,064
*	Huron Consulting Group Inc.	13,204	1,061
*	Payoneer Global Inc.	166,561	1,046
*	Air Transport Services Group Inc.	49,518	1,031
	Bread Financial Holdings Inc.	33,502	1,016
	Griffon Corp.	31,669	1,014
*	Gibraltar Industries Inc.	20,893	1,013
	Standex International Corp.	8,184	1,002
*	PGT Innovations Inc.	39,130	983
	Patrick Industries Inc.	14,015	964
*	Hillman Solutions Corp.	114,378	963
*	Gates Industrial Corp. plc	68,764	955
	H&E Equipment Services Inc.	21,434	948
	Enerpac Tool Group Corp. Class A	36,689	936

		Shares	Market Value ($000)
*	NV5 Global Inc.	8,986	934
*	Hayward Holdings Inc.	78,874	924
*	Joby Aviation Inc.	207,325	900
	Tennant Co.	12,963	888
	Primoris Services Corp.	35,682	880
	Kforce Inc.	13,498	854
	Marten Transport Ltd.	40,284	844
*	Napco Security Technologies Inc.	22,084	830
	Schneider National Inc. Class B	30,690	821
*	Modine Manufacturing Co.	34,967	806
	TriMas Corp.	28,333	789
	Wabash National Corp.	32,081	789
*	Sterling Infrastructure Inc.	20,701	784
*	Energy Recovery Inc.	32,726	754
*	CryoPort Inc.	31,264	750
*	Rocket Lab USA Inc.	182,365	737
*	Vicor Corp.	15,479	727
*	Construction Partners Inc. Class A	26,330	709
	Columbus McKinnon Corp.	18,897	702
*	Masterbrand Inc.	85,069	684
*	CoreCivic Inc.	73,790	679
*	JELD-WEN Holding Inc.	52,294	662
	Greenbrier Cos. Inc.	20,106	647
	AZZ Inc.	15,672	646
	Heartland Express Inc.	40,499	645
*	Montrose Environmental Group Inc.	17,944	640
*	AvidXchange Holdings Inc.	81,650	637
	Apogee Enterprises Inc.	14,390	622
*	Donnelley Financial Solutions Inc.	15,197	621
	Astec Industries Inc.	14,990	618
*	Proto Labs Inc.	18,265	606
*	LegalZoom.Com Inc.	63,535	596
	Mesa Laboratories Inc.	3,399	594
*	Thermon Group Holdings Inc.	23,090	575
*	International Money Express Inc.	21,778	561
*	ZipRecruiter Inc. Class A	34,935	557
*	American Woodmark Corp.	10,668	556
*	Cross Country Healthcare Inc.	24,857	555
*	Green Dot Corp. Class A	32,065	551
*,1	Virgin Galactic Holdings Inc.	129,673	525
*	First Advantage Corp.	37,156	519
	Chase Corp.	4,896	513
	Myers Industries Inc.	23,354	500
	Douglas Dynamics Inc.	15,634	499
	Shyft Group Inc.	21,374	486
*,1	PureCycle Technologies Inc.	68,285	478
	TTEC Holdings Inc.	12,779	476
*	Leonardo DRS Inc.	35,211	457
*	Cimpress plc	10,377	455
*	Triumph Group Inc.	39,116	453
	Kaman Corp.	19,711	451
*	SP Plus Corp.	13,055	448
*	Transcat Inc.	4,995	447
	CRA International Inc.	4,137	446
	Quanex Building Products Corp.	20,720	446
*	Janus International Group Inc.	43,664	431
*	CIRCOR International Inc.	13,776	429
	Cass Information Systems Inc.	9,788	424

		Shares	Market Value ($000)
	Deluxe Corp.	26,435	423
*	Ducommun Inc.	7,555	413
	Heidrick & Struggles International Inc.	13,509	410
*,1	Nikola Corp.	325,565	394
*	Titan Machinery Inc.	12,688	386
	Barrett Business Services Inc.	4,348	385
*,1	Desktop Metal Inc. Class A	167,096	384
*	TrueBlue Inc.	21,435	382
*	Conduent Inc.	110,060	378
*	Vishay Precision Group Inc.	9,031	377
*	Titan International Inc.	35,420	371
	Pitney Bowes Inc.	94,629	368
	Ennis Inc.	17,315	365
	Resources Connection Inc.	21,381	365
*	I3 Verticals Inc. Class A	14,839	364
*	Aurora Innovation Inc.	261,523	364
	Insteel Industries Inc.	12,847	357
*	Manitowoc Co. Inc.	20,774	355
	Gorman-Rupp Co.	14,174	354
*	BlueLinx Holdings Inc.	5,178	352
*	Repay Holdings Corp. Class A	53,054	349
	Kelly Services Inc. Class A	20,712	344
*	Aspen Aerogels Inc.	45,965	342
*	Franklin Covey Co.	8,643	333
	Argan Inc.	7,717	312
*	FARO Technologies Inc.	12,657	312
*	V2X Inc.	7,758	308
	Powell Industries Inc.	7,197	307
	Allied Motion Technologies Inc.	7,902	305
	VSE Corp.	6,435	289
*,1	Custom Truck One Source Inc.	42,513	289
	National Presto Industries Inc.	3,924	283
*	TaskUS Inc. Class A	19,113	276
*	Forrester Research Inc.	8,441	273
	Eagle Bulk Shipping Inc.	5,976	272
*	Blue Bird Corp.	13,070	267
	LSI Industries Inc.	18,908	263
	Hyster-Yale Materials Handling Inc.	5,244	262
*	CECO Environmental Corp.	18,094	253
*	DXP Enterprises Inc.	9,402	253
*	Daseke Inc.	32,052	248
*	ShotSpotter Inc.	6,306	248
*	Astronics Corp.	18,393	246
*,1	Archer Aviation Inc. Class A	85,224	244
	United States Lime & Minerals Inc.	1,592	243
	Cadre Holdings Inc.	11,279	243
	REV Group Inc.	19,601	235
*	Atlas Technical Consultants Inc.	18,945	231
	Covenant Logistics Group Inc. Class A	6,345	225
	FTAI Infrastructure Inc.	74,858	225
*	Great Lakes Dredge & Dock Corp.	40,776	221
*	Target Hospitality Corp.	16,634	219
*	Cantaloupe Inc.	38,378	219
	Miller Industries Inc.	6,057	214
*,1	Velo3D Inc.	94,353	214
*	Babcock & Wilcox Enterprises Inc.	34,947	212
*	Aersale Corp.	12,091	208
*	Hudson Technologies Inc.	23,217	203

		Shares	Market Value ($000)
*,1	Danimer Scientific Inc.	58,942	203
*	Proterra Inc.	132,229	201
*	Overseas Shipholding Group Inc. Class A	49,959	195
*	IES Holdings Inc.	4,400	190
*	Radiant Logistics Inc.	28,389	186
*	Distribution Solutions Group Inc.	3,849	175
*	Performant Financial Corp.	51,043	174
*	Hyliion Holdings Corp.	84,365	167
*	Sterling Check Corp.	14,516	162
*	Hireright Holdings Corp.	15,290	162
	Pactiv Evergreen Inc.	20,016	160
*	CPI Card Group Inc.	3,492	157
*	Iteris Inc.	33,154	156
	Information Services Group Inc.	30,277	154
*	Commercial Vehicle Group Inc.	21,010	153
*	Tutor Perini Corp.	24,689	152
*	Concrete Pumping Holdings Inc.	22,106	150
*	Gencor Industries Inc.	9,715	149
*	Ranpak Holdings Corp. Class A	28,481	149
*	TuSimple Holdings Inc. Class A	100,233	147
*	Bowman Consulting Group Ltd. Class A	5,072	146
*	BrightView Holdings Inc.	25,317	142
*	Luna Innovations Inc.	19,734	142
*,1	Blade Air Mobility Inc.	41,940	142
*	Limbach Holdings Inc.	8,177	141
*	Evolv Technologies Holdings Inc.	44,649	139
	Park Aerospace Corp.	10,255	138
*	Acacia Research Corp.	35,109	136
	Universal Logistics Holdings Inc.	4,679	136
*	Willdan Group Inc.	8,638	135
*,1	Microvast Holdings Inc.	108,265	134
*	DHI Group Inc.	34,401	133
*,1	Workhorse Group Inc.	100,038	133
	Hurco Cos. Inc.	5,040	128
*	Paysign Inc.	34,843	126
*	Graham Corp.	9,026	118
	Kronos Worldwide Inc.	12,662	117
*	Atlanticus Holdings Corp.	4,164	113
*	Quad/Graphics Inc.	26,173	112
*	CS Disco Inc.	16,686	111
*	Willis Lease Finance Corp.	1,962	107
	Hirequest Inc.	4,907	106
*	US Xpress Enterprises Inc. Class A	17,513	104
*,1	Terran Orbital Corp.	56,410	104
*	Mistras Group Inc.	15,007	102
*,1	BlackSky Technology Inc.	67,765	102
*	Tingo Group Inc.	94,891	100
	ARC Document Solutions Inc.	30,422	96
*	PAM Transportation Services Inc.	3,326	95
*	Paymentus Holdings Inc. Class A	10,632	94
*,1	SKYX Platforms Corp.	27,010	93
	BGSF Inc.	8,582	91
*	L B Foster Co. Class A	7,870	90
*	Twin Disc Inc.	9,394	90
*	Byrna Technologies Inc.	11,420	87
	Park-Ohio Holdings Corp.	7,053	85
*	Advantage Solutions Inc.	53,753	85
*	Mayville Engineering Co. Inc.	5,637	84

		Shares	Market Value ($000)
*	Skillsoft Corp.	40,845	82
*	RCM Technologies Inc.	6,698	77
*	INNOVATE Corp.	25,298	75
*	EVI Industries Inc.	3,692	73
*	Yellow Corp.	35,952	73
*	Orion Group Holdings Inc.	27,064	70
*,1	Markforged Holding Corp.	71,461	69
	PFSweb Inc.	15,856	67
*	DLH Holdings Corp.	5,768	66
*,1	Eos Energy Enterprises Inc.	25,092	65
*	Hudson Global Inc.	2,857	64
	Karat Packaging Inc.	4,292	57
*	VirTra Inc.	13,519	54
*	Moneylion Inc.	92,724	53
*	FreightCar America Inc.	16,584	52
*	Alpha Pro Tech Ltd.	12,073	50
*	Latch Inc.	64,981	50
*	Spire Global Inc.	74,685	50
*,1	Smith-Midland Corp.	2,675	50
*	Core Molding Technologies Inc.	2,669	48
*,1	View Inc.	95,251	48
*,1	Wrap Technologies Inc.	24,753	43
*,1	BM Technologies Inc.	12,201	43
*,1	Hyzon Motors Inc.	51,124	42
*	Orion Energy Systems Inc.	20,324	41
*	Hydrofarm Holdings Group Inc.	23,262	40
	Frequency Electronics Inc.	5,508	38
*	StarTek Inc.	8,991	37
*	LightPath Technologies Inc. Class A	25,635	36
*,1	Redwire Corp.	11,752	36
*	RF Industries Ltd.	8,155	35
*,1	Astra Space Inc.	70,427	30
*	ShiftPixy Inc.	6,683	30
*	Usio Inc.	16,474	29
*	IZEA Worldwide Inc.	43,567	28
*	Rekor Systems Inc.	22,282	28
*,1	Momentus Inc. Class A	48,123	28
*	Innovative Solutions & Support Inc.	3,690	27
*	Global Business Travel Group I	4,105	27
*	Berkshire Grey Inc.	19,018	26
*	Sarcos Technology & Robotics Corp.	52,552	25
*	Energous Corp.	36,561	20
*	AEye Inc.	63,833	20
*	Mega Matrix Corp.	12,430	19
*	AgEagle Aerial Systems Inc.	37,077	17
*	Williams Industrial Services Group Inc.	16,026	17
*	ClearSign Technologies Corp.	20,576	16
*,1	Xos Inc.	30,722	16
*	Dominari Holdings Inc.	4,463	14
*,1	Biotricity Inc.	26,299	12
*,1	Virgin Orbit Holdings Inc.	48,211	10
*	ENGlobal Corp.	18,051	9
*,1	Lightning eMotors Inc.	28,794	8
*	Nuvve Holding Corp.	10,269	7
			3,608,357
Other (0.0%)[3]
*	NEXTracker Inc. Class A	21,530	781
*,1	ProKidney Corp.	37,871	429

		Shares	Market Value ($000)
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $442)	42,135	311
*,1	Symbotic Inc.	10,632	243
*	Star Holdings	8,255	143
*	Mallinckrodt plc	10,983	80
*,2	Lubys Inc.	14,037	25
*,2	Omthera Pharmaceuticals Inc. CVR	31,662	8
*,2	Strongbridge Biopharm CVR	45,385	8
*,2	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,2	Aduro Biotech Inc. CVR	11,427	2
*,2	Adamas Pharmaceuticals Inc. CVR 2024	30,505	2
*,2	Adamas Pharmaceuticals Inc. CVR 2025	30,505	2
*,2	miRagen Therapeutics Inc. CVR	67,673	1
*,2	Spirit MTA REIT	58,489	—
*,2	Ambit Biosciences Corp. CVR	29,736	—
*,2	SRAX Inc.	7,380	—
*,2	OmniAb Inc. 12.5 Earnout	3,939	—
*,2	OmniAb Inc. 15 Earnout	3,939	—
*,1,2	Gemini Therapeutics Inc. CVR	33,435	—
*,1,2	Next Bridge Hydrocarbons Inc.	49,663	—
*,2	Sesen Bio CVR	143,290	—
			2,038
Real Estate (3.2%)
	Prologis Inc.	627,106	78,244
	American Tower Corp.	315,999	64,571
	Equinix Inc.	62,997	45,423
	Crown Castle Inc.	293,264	39,250
	Public Storage	101,396	30,636
	Realty Income Corp.	447,768	28,353
	Simon Property Group Inc.	221,954	24,852
	Welltower Inc.	333,085	23,879
	VICI Properties Inc. Class A	677,545	22,102
	Digital Realty Trust Inc.	196,766	19,344
	SBA Communications Corp. Class A	73,610	19,217
*	CoStar Group Inc.	276,694	19,050
	AvalonBay Communities Inc.	95,294	16,015
	Weyerhaeuser Co.	500,006	15,065
*	CBRE Group Inc. Class A	206,262	15,018
	Extra Space Storage Inc.	91,562	14,918
	Alexandria Real Estate Equities Inc.	116,868	14,677
	Equity Residential	242,310	14,539
	Invitation Homes Inc.	412,699	12,889
	Sun Communities Inc.	85,720	12,076
	Mid-America Apartment Communities Inc.	79,011	11,934
	Ventas Inc.	269,923	11,701
	WP Carey Inc.	142,200	11,013
	Iron Mountain Inc.	196,254	10,384
	UDR Inc.	222,675	9,143
	Essex Property Trust Inc.	43,508	9,099
	Gaming and Leisure Properties Inc.	168,534	8,774
	Kimco Realty Corp.	430,873	8,415
	Healthpeak Properties Inc.	369,670	8,122
	Host Hotels & Resorts Inc.	488,423	8,054
	Equity LifeStyle Properties Inc.	113,538	7,622
	Camden Property Trust	72,122	7,561
	Life Storage Inc.	57,207	7,499
	Rexford Industrial Realty Inc.	124,541	7,429
	CubeSmart	155,435	7,184
	Regency Centers Corp.	116,092	7,102

		Shares	Market Value ($000)
	American Homes 4 Rent Class A	189,327	5,954
	Lamar Advertising Co. Class A	58,648	5,858
	National Retail Properties Inc.	122,596	5,413
	Federal Realty Investment Trust	54,331	5,370
	Boston Properties Inc.	97,535	5,279
	Americold Realty Trust Inc.	181,081	5,152
	Healthcare Realty Trust Inc. Class A	259,215	5,011
	EastGroup Properties Inc.	29,268	4,839
	First Industrial Realty Trust Inc.	88,673	4,717
*	Jones Lang LaSalle Inc.	31,893	4,640
*	Zillow Group Inc. Class C	98,248	4,369
	Brixmor Property Group Inc.	200,652	4,318
	Omega Healthcare Investors Inc.	156,616	4,293
	Agree Realty Corp.	60,440	4,147
	STAG Industrial Inc.	120,359	4,071
	Spirit Realty Capital Inc.	94,013	3,745
	Apartment Income REIT Corp.	102,809	3,682
	Terreno Realty Corp.	55,138	3,562
[1]	Medical Properties Trust Inc.	402,754	3,311
	Rayonier Inc.	97,719	3,250
	Ryman Hospitality Properties Inc.	34,977	3,138
	Kite Realty Group Trust	149,837	3,135
	PotlatchDeltic Corp.	53,841	2,665
	Essential Properties Realty Trust Inc.	105,253	2,616
	Phillips Edison & Co. Inc.	78,936	2,575
	Physicians Realty Trust	171,529	2,561
	Kilroy Realty Corp.	78,565	2,545
	Independence Realty Trust Inc.	152,257	2,441
	National Storage Affiliates Trust	58,114	2,428
	LXP Industrial Trust	225,249	2,322
	Broadstone Net Lease Inc.	131,126	2,230
	Cousins Properties Inc.	103,539	2,214
	Apple Hospitality REIT Inc.	138,893	2,156
	EPR Properties	50,349	1,918
	Corporate Office Properties Trust	76,474	1,813
	Sabra Health Care REIT Inc.	157,343	1,809
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	62,396	1,785
	Park Hotels & Resorts Inc.	143,687	1,776
	Vornado Realty Trust	115,078	1,769
	SITE Centers Corp.	140,428	1,724
*	Howard Hughes Corp.	21,528	1,722
	Macerich Co.	159,183	1,687
	Highwoods Properties Inc.	70,620	1,638
	Outfront Media Inc.	98,791	1,603
	Four Corners Property Trust Inc.	56,807	1,526
	Equity Commonwealth	72,698	1,506
	National Health Investors Inc.	28,389	1,464
*	Zillow Group Inc. Class A	32,889	1,437
	Innovative Industrial Properties Inc.	18,774	1,427
	Sunstone Hotel Investors Inc.	143,054	1,413
	Douglas Emmett Inc.	112,539	1,388
	Tanger Factory Outlet Centers Inc.	66,603	1,307
	CareTrust REIT Inc.	66,620	1,304
	Kennedy-Wilson Holdings Inc.	78,072	1,295
	DigitalBridge Group Inc.	104,227	1,250
	Pebblebrook Hotel Trust	86,241	1,211
	Service Properties Trust	115,936	1,155
	RLJ Lodging Trust	107,952	1,144

		Shares	Market Value ($000)
	Urban Edge Properties	75,493	1,137
	DiamondRock Hospitality Co.	139,017	1,130
	JBG SMITH Properties	73,721	1,110
*	Cushman & Wakefield plc	103,612	1,092
	Retail Opportunity Investments Corp.	76,879	1,073
	Elme Communities	57,599	1,029
	SL Green Realty Corp.	43,267	1,018
	InvenTrust Properties Corp.	42,190	987
	LTC Properties Inc.	28,025	985
	Xenia Hotels & Resorts Inc.	75,029	982
	Getty Realty Corp.	26,781	965
	Alexander & Baldwin Inc.	50,746	960
	St. Joe Co.	22,269	927
	Global Net Lease Inc.	70,887	912
	Acadia Realty Trust	64,636	902
	Piedmont Office Realty Trust Inc. Class A	117,535	858
	Easterly Government Properties Inc. Class A	62,325	856
*	Veris Residential Inc.	55,856	818
	Apartment Investment and Management Co. Class A	100,573	773
	NETSTREIT Corp.	41,151	752
*	Radius Global Infrastructure Inc. Class A (XNMS)	49,974	733
	Safehold Inc.	24,741	727
	Community Healthcare Trust Inc.	19,555	716
	Empire State Realty Trust Inc. Class A	104,875	681
	eXp World Holdings Inc.	53,058	673
	NexPoint Residential Trust Inc.	14,507	634
	Plymouth Industrial REIT Inc.	30,148	633
	Hudson Pacific Properties Inc.	93,473	622
*	Redfin Corp.	66,870	606
	Newmark Group Inc. Class A	85,131	603
	Centerspace	10,834	592
*	GEO Group Inc.	74,543	588
	Necessity Retail REIT Inc.	93,275	586
	American Assets Trust Inc.	31,414	584
*	Compass Inc. Class A	180,070	582
	Paramount Group Inc.	126,393	576
	Marcus & Millichap Inc.	17,332	557
*	Opendoor Technologies Inc.	314,564	554
	Uniti Group Inc.	154,821	550
	Brandywine Realty Trust	108,457	513
	Armada Hoffler Properties Inc.	42,862	506
	RPT Realty	53,075	505
	Summit Hotel Properties Inc.	68,662	481
	UMH Properties Inc.	31,696	469
	Ares Commercial Real Estate Corp.	49,518	450
	Universal Health Realty Income Trust	9,147	440
	Gladstone Land Corp.	24,565	409
	Global Medical REIT Inc.	42,151	384
	Office Properties Income Trust	30,586	376
	Chatham Lodging Trust	33,089	347
	Farmland Partners Inc.	32,368	346
	Urstadt Biddle Properties Inc. Class A	19,081	335
	Saul Centers Inc.	8,496	331
*	Anywhere Real Estate Inc.	61,610	325
	Gladstone Commercial Corp.	24,306	307
	Whitestone REIT	32,634	300
*	Tejon Ranch Co.	15,750	288
	Indus Realty Trust Inc.	4,324	287

		Shares	Market Value ($000)
	RMR Group Inc. Class A	10,594	278
	RE/MAX Holdings Inc. Class A	14,143	265
	CTO Realty Growth Inc.	14,647	253
	Orion Office REIT Inc.	37,533	251
	Alexander's Inc.	1,287	249
	Diversified Healthcare Trust	174,895	236
*	Forestar Group Inc.	14,252	222
	Bridge Investment Group Holdings Inc. Class A	18,625	211
	Postal Realty Trust Inc. Class A	13,499	205
	One Liberty Properties Inc.	8,824	202
*	FRP Holdings Inc.	3,443	199
*	Seritage Growth Properties Class A	23,441	184
	Braemar Hotels & Resorts Inc.	44,461	172
	Hersha Hospitality Trust Class A	23,243	156
	BRT Apartments Corp.	7,749	153
	City Office REIT Inc.	21,923	151
*	WeWork Inc. Class A	194,046	151
	Douglas Elliman Inc.	43,451	135
	Industrial Logistics Properties Trust	43,462	133
	Stratus Properties Inc.	5,338	107
	Alpine Income Property Trust Inc.	6,005	101
	Franklin Street Properties Corp.	62,401	98
*	Maui Land & Pineapple Co. Inc.	7,827	94
	Clipper Realty Inc.	14,188	81
*	Ashford Hospitality Trust Inc.	20,163	65
	Modiv Inc. Class C REIT	6,088	65
[1]	Creative Media & Community Trust Corp.	13,505	55
*	Bluerock Homes Trust Inc.	2,283	45
	Global Self Storage Inc.	8,627	44
*	Sotherly Hotels Inc.	18,957	38
*	Altisource Portfolio Solutions SA	7,037	32
*	Fathom Holdings Inc.	5,453	23
*	Rafael Holdings Inc. Class B	13,424	21
*,1	Offerpad Solutions Inc.	29,885	16
*	Power REIT	2,325	9
[1]	American Strategic Investment Co.	925	8
			876,402
Technology (27.2%)
	Apple Inc.	10,198,731	1,681,771
	Microsoft Corp.	5,050,877	1,456,168
	NVIDIA Corp.	1,586,235	440,608
*	Alphabet Inc. Class A	4,038,905	418,956
*	Alphabet Inc. Class C	3,445,170	358,298
*	Meta Platforms Inc. Class A	1,510,653	320,168
	Broadcom Inc.	282,644	181,327
*	Salesforce Inc.	645,144	128,887
*	Adobe Inc.	310,865	119,798
	Texas Instruments Inc.	613,202	114,062
*	Advanced Micro Devices Inc.	1,095,141	107,335
	QUALCOMM Inc.	756,679	96,537
	Oracle Corp.	1,006,032	93,480
	Intel Corp.	2,806,909	91,702
	Intuit Inc.	181,464	80,902
	International Business Machines Corp.	612,354	80,273
	Applied Materials Inc.	574,404	70,554
	Analog Devices Inc.	343,274	67,700
*	ServiceNow Inc.	137,634	63,961
	Lam Research Corp.	91,450	48,479

		Shares	Market Value ($000)
	Micron Technology Inc.	740,772	44,698
*	Palo Alto Networks Inc.	205,160	40,979
*	Synopsys Inc.	103,386	39,933
*	Cadence Design Systems Inc.	185,203	38,909
	KLA Corp.	93,975	37,512
	Amphenol Corp. Class A	404,064	33,020
	Roper Technologies Inc.	72,090	31,769
	Microchip Technology Inc.	371,974	31,164
*	Autodesk Inc.	146,785	30,555
*	Fortinet Inc.	451,387	29,999
*	Snowflake Inc. Class A	186,364	28,754
*	Workday Inc. Class A	138,339	28,573
	TE Connectivity Ltd.	216,359	28,375
	Marvell Technology Inc.	577,221	24,994
*	ON Semiconductor Corp.	294,274	24,225
	Cognizant Technology Solutions Corp. Class A	346,239	21,096
*	Crowdstrike Holdings Inc. Class A	147,594	20,259
*	VMware Inc. Class A	158,363	19,772
*	ANSYS Inc.	58,877	19,594
	Corning Inc.	518,982	18,310
	CDW Corp.	91,625	17,857
	HP Inc.	597,554	17,538
*	Atlassian Corp. Ltd. Class A	101,447	17,365
*	Gartner Inc.	50,941	16,595
	Monolithic Power Systems Inc.	30,914	15,474
	Hewlett Packard Enterprise Co.	877,821	13,984
*	HubSpot Inc.	31,747	13,612
*	Datadog Inc. Class A	181,155	13,163
*	VeriSign Inc.	60,547	12,795
	Skyworks Solutions Inc.	107,244	12,653
*	DoorDash Inc. Class A	194,893	12,387
*	Cloudflare Inc. Class A	187,290	11,548
	Teradyne Inc.	105,582	11,351
*	EPAM Systems Inc.	37,644	11,256
*	Pinterest Inc. Class A	402,707	10,982
*	Splunk Inc.	112,673	10,803
*	Paycom Software Inc.	34,895	10,608
*	Zoom Video Communications Inc. Class A	140,859	10,401
*	MongoDB Inc. Class A	44,576	10,392
*	Tyler Technologies Inc.	28,427	10,081
*	Palantir Technologies Inc. Class A	1,165,830	9,851
	NetApp Inc.	145,728	9,305
*	PTC Inc.	71,754	9,201
*	Okta Inc.	103,392	8,917
*	Lattice Semiconductor Corp.	93,085	8,890
	Seagate Technology Holdings plc	132,109	8,735
	Leidos Holdings Inc.	92,555	8,521
	Entegris Inc.	101,566	8,329
*	Akamai Technologies Inc.	106,168	8,313
*	Western Digital Corp.	217,542	8,195
	SS&C Technologies Holdings Inc.	144,524	8,161
*	GoDaddy Inc. Class A	103,811	8,068
*	DocuSign Inc. Class A	135,304	7,888
*	Twilio Inc. Class A	117,298	7,816
*	Snap Inc. Class A	673,655	7,552
	Jabil Inc.	85,440	7,532
*	Match Group Inc.	192,557	7,392
*	Ceridian HCM Holding Inc.	99,564	7,290

		Shares	Market Value ($000)
*	Qorvo Inc.	67,785	6,885
*	Zscaler Inc.	58,731	6,862
*	Manhattan Associates Inc.	41,967	6,499
	Bentley Systems Inc. Class B	148,982	6,405
	Dell Technologies Inc. Class C	159,248	6,403
	Gen Digital Inc. (XNGS)	366,008	6,281
*	Dynatrace Inc.	145,991	6,175
*	F5 Inc.	40,674	5,926
*,1	Unity Software Inc.	177,577	5,761
*	ZoomInfo Technologies Inc. Class A	231,456	5,719
*	Black Knight Inc.	94,945	5,465
*	Wolfspeed Inc.	83,616	5,431
	KBR Inc.	92,425	5,088
*	Pure Storage Inc. Class A	195,912	4,998
*	Arrow Electronics Inc.	39,492	4,931
*	CACI International Inc. Class A	15,975	4,733
	National Instruments Corp.	88,296	4,628
*	Guidewire Software Inc.	54,578	4,478
*	Aspen Technology Inc.	19,564	4,478
	Universal Display Corp.	28,680	4,449
*	Smartsheet Inc. Class A	85,525	4,088
*	Cirrus Logic Inc.	37,310	4,081
*	Nutanix Inc. Class A	153,971	4,002
	Science Applications International Corp.	37,122	3,989
*	SPS Commerce Inc.	26,108	3,976
*	DXC Technology Co.	154,137	3,940
*	Novanta Inc.	24,655	3,922
*	Dropbox Inc. Class A	178,082	3,850
*	Toast Inc. Class A	216,395	3,841
*	Rambus Inc.	74,667	3,827
*	UiPath Inc. Class A	209,954	3,687
*	Tenable Holdings Inc.	77,458	3,680
*	Silicon Laboratories Inc.	20,651	3,616
*	Procore Technologies Inc.	55,536	3,478
	Concentrix Corp.	28,403	3,452
*	Five9 Inc.	47,073	3,403
	Dolby Laboratories Inc. Class A	39,824	3,402
	Power Integrations Inc.	40,124	3,396
*	Insight Enterprises Inc.	23,203	3,317
*	Super Micro Computer Inc.	31,000	3,303
*	Workiva Inc. Class A	31,085	3,183
	TD SYNNEX Corp.	32,192	3,116
*	Coherent Corp.	78,818	3,001
*	Axcelis Technologies Inc.	22,248	2,965
*	Qualys Inc.	22,782	2,962
*	Elastic NV	50,717	2,937
*	Fabrinet	24,658	2,928
*	Synaptics Inc.	26,287	2,922
*	Onto Innovation Inc.	33,220	2,919
	Vertiv Holdings Co. Class A	200,743	2,873
	Avnet Inc.	62,356	2,818
*	Teradata Corp.	69,080	2,783
*	New Relic Inc.	36,730	2,765
*	IAC Inc.	52,471	2,708
*	Diodes Inc.	28,689	2,661
*	Blackbaud Inc.	38,059	2,637
*	Allegro MicroSystems Inc.	53,582	2,571
*	Altair Engineering Inc. Class A	35,505	2,560

		Shares	Market Value ($000)
*	MACOM Technology Solutions Holdings Inc. Class H	35,550	2,518
*	Blackline Inc.	36,261	2,435
	Advanced Energy Industries Inc.	24,770	2,427
*	Box Inc. Class A	89,774	2,405
*	IPG Photonics Corp.	19,471	2,401
*	SentinelOne Inc. Class A	142,957	2,339
*	Ziff Davis Inc.	29,718	2,319
*	Alteryx Inc. Class A	39,374	2,317
*	Kyndryl Holdings Inc.	156,780	2,314
*	Sanmina Corp.	36,684	2,237
*	DoubleVerify Holdings Inc.	72,571	2,188
*,1	C3.ai Inc. Class A	65,129	2,186
*	Envestnet Inc.	36,775	2,158
*	NCR Corp.	87,307	2,060
	Dun & Bradstreet Holdings Inc.	175,395	2,059
*	Rogers Corp.	12,594	2,058
*	Impinj Inc.	14,738	1,997
	Vishay Intertechnology Inc.	88,295	1,997
*	Confluent Inc. Class A	82,469	1,985
*	PagerDuty Inc.	55,199	1,931
*	Ambarella Inc.	24,503	1,897
*,1	MicroStrategy Inc. Class A	6,232	1,822
*	Sprout Social Inc. Class A	29,837	1,816
*	Gitlab Inc. Class A	52,887	1,813
*	Varonis Systems Inc. Class B	69,162	1,799
*	Plexus Corp.	18,256	1,781
*	RingCentral Inc. Class A	57,508	1,764
	Amkor Technology Inc.	66,505	1,730
*	MaxLinear Inc.	48,538	1,709
*	AppLovin Corp. Class A	108,139	1,703
*	Rapid7 Inc.	36,817	1,690
*	CommVault Systems Inc.	29,400	1,668
*	Perficient Inc.	23,063	1,665
*	FormFactor Inc.	51,949	1,655
*	DigitalOcean Holdings Inc.	42,208	1,653
	Progress Software Corp.	28,503	1,637
*	Alarm.com Holdings Inc.	31,916	1,605
*	Freshworks Inc. Class A	102,797	1,579
*	Verint Systems Inc.	42,201	1,572
*	Samsara Inc. Class A	78,291	1,544
*	Appfolio Inc. Class A	12,297	1,531
*	Parsons Corp.	33,353	1,492
*	Sitime Corp.	10,111	1,438
	Clear Secure Inc. Class A	54,186	1,418
*	Yelp Inc. Class A	45,228	1,388
*	Qualtrics International Inc. Class A	75,671	1,349
*	Fastly Inc. Class A	75,779	1,346
*	HashiCorp Inc. Class A	45,695	1,338
*	Appian Corp. Class A	29,676	1,317
*	NetScout Systems Inc.	45,742	1,311
	Pegasystems Inc.	26,814	1,300
*	Bumble Inc. Class A	65,847	1,287
*	Cargurus Inc.	64,165	1,199
*	Cohu Inc.	30,757	1,181
	Shutterstock Inc.	15,968	1,159
*	Asana Inc. Class A	54,357	1,149
*	Agilysys Inc.	13,340	1,101
*	nCino Inc.	44,236	1,096

		Shares	Market Value ($000)
*	Paycor HCM Inc.	41,050	1,089
	Xerox Holdings Corp.	70,641	1,088
	CSG Systems International Inc.	20,117	1,080
	CTS Corp.	21,171	1,047
*	Semtech Corp.	43,375	1,047
	Methode Electronics Inc.	22,898	1,005
*	Ultra Clean Holdings Inc.	30,059	997
*	Zeta Global Holdings Corp. Class A	89,273	967
*	Squarespace Inc. Class A	30,073	955
*	LiveRamp Holdings Inc.	42,777	938
*	Q2 Holdings Inc.	37,927	934
*	Zuora Inc. Class A	93,185	921
*	CCC Intelligent Solutions Holdings Inc.	101,279	908
*	Schrodinger Inc.	34,090	898
*	Everbridge Inc.	25,682	890
*	Veradigm Inc.	68,077	888
*	PDF Solutions Inc.	20,937	888
*	Sumo Logic Inc.	73,842	885
*	3D Systems Corp.	82,041	879
*	JFrog Ltd.	44,621	879
*	Upwork Inc.	77,008	872
*	ePlus Inc.	17,460	856
*	Sprinklr Inc. Class A	66,058	856
*	Jamf Holding Corp.	43,709	849
*	E2open Parent Holdings Inc.	145,740	848
*,1	Braze Inc. Class A	23,466	811
*	TTM Technologies Inc.	58,982	796
*	Digital Turbine Inc.	63,745	788
*	Momentive Global Inc.	84,036	783
*	Model N Inc.	23,355	782
*	Magnite Inc.	81,762	757
*	Veeco Instruments Inc.	34,501	729
*	Cerence Inc.	25,730	723
*	PROS Holdings Inc.	26,324	721
	A10 Networks Inc.	45,556	706
*	Avid Technology Inc.	20,859	667
*	Ichor Holdings Ltd.	19,830	649
*	Photronics Inc.	38,305	635
*	TechTarget Inc.	17,409	629
*	Olo Inc. Class A	75,881	619
*	PAR Technology Corp.	17,488	594
*	ForgeRock Inc. Class A	28,832	594
*,1	IonQ Inc.	95,852	589
	Adeia Inc.	66,422	588
*	Yext Inc.	60,424	581
*	N-Able Inc.	42,736	564
*	ScanSource Inc.	18,137	552
	Benchmark Electronics Inc.	23,157	549
*,1	Aehr Test Systems	17,471	542
*	Credo Technology Group Holding Ltd.	56,425	532
*	SMART Global Holdings Inc.	30,423	524
*	Vertex Inc. Class A	25,175	521
	Simulations Plus Inc.	11,396	501
*	Planet Labs PBC	127,335	500
*	Amplitude Inc. Class A	39,823	495
*,1	indie Semiconductor Inc.	46,377	489
*	Thoughtworks Holding Inc.	65,268	480
*	Intapp Inc.	10,477	470

		Shares	Market Value ($000)
*	Eventbrite Inc. Class A	51,607	443
*	EngageSmart Inc.	22,417	432
*	CEVA Inc.	14,137	430
*,1	Matterport Inc.	154,978	423
*	OneSpan Inc.	24,049	421
*	Cvent Holding Corp.	50,175	419
*	Kimball Electronics Inc.	17,220	415
*	NerdWallet Inc. Class A	25,256	409
*,1	Xometry Inc. Class A	27,157	407
*	PubMatic Inc. Class A	28,783	398
*	Alpha & Omega Semiconductor Ltd.	14,574	393
*,1	Navitas Semiconductor Corp.	53,760	393
	PC Connection Inc.	8,687	391
*	Informatica Inc. Class A	23,804	390
*	Consensus Cloud Solutions Inc.	11,299	385
*	Grid Dynamics Holdings Inc.	33,392	383
*	AvePoint Inc.	84,821	349
*	Vimeo Inc.	90,615	347
*	BigCommerce Holdings Inc. Series 1	38,476	344
*	ACM Research Inc. Class A	26,853	314
	Hackett Group Inc.	16,910	312
*,1	MicroVision Inc.	114,050	305
*	Alkami Technology Inc.	23,211	294
*,1	SoundHound AI Inc. Class A	106,346	294
*	nLight Inc.	28,567	291
*	Mitek Systems Inc.	29,293	281
	American Software Inc. Class A	21,893	276
*	Domo Inc. Class B	19,163	272
	NVE Corp.	3,259	270
*	SolarWinds Corp.	28,380	244
*	SmartRent Inc.	93,341	238
*	Couchbase Inc.	16,504	232
	Ebix Inc.	17,532	231
*	Mediaalpha Inc. Class A	15,378	230
*	Expensify Inc. Class A	28,100	229
*	Definitive Healthcare Corp. Class A	22,087	228
*	Bandwidth Inc. Class A	14,853	226
*	Digimarc Corp.	11,148	219
*	EverCommerce Inc.	19,639	208
*	ON24 Inc.	23,181	203
*,1	Rumble Inc.	20,071	201
*	LivePerson Inc.	44,180	195
*,1	Nutex Health Inc.	193,558	195
*	SkyWater Technology Inc.	16,892	192
*	Asure Software Inc.	12,707	184
*	Ouster Inc.	209,807	176
*	Unisys Corp.	44,617	173
*	Daktronics Inc.	29,724	169
	Immersion Corp.	18,110	162
*	Nextdoor Holdings Inc.	75,268	162
*,1	FiscalNote Holdings Inc.	70,169	156
*	MeridianLink Inc.	8,932	155
*,1	Blend Labs Inc. Class A	152,098	152
*	EverQuote Inc. Class A	10,735	149
*	Rimini Street Inc.	35,452	146
*	TrueCar Inc.	62,905	145
*	Red Violet Inc.	8,230	145
*	Innodata Inc.	16,482	141

		Shares	Market Value ($000)
	Richardson Electronics Ltd.	6,173	138
*	Intevac Inc.	18,754	137
*	Applied Digital Corp.	60,976	137
*,1	Tucows Inc. Class A	6,570	128
*	inTEST Corp.	6,184	128
*	Weave Communications Inc.	23,557	117
*,1	CoreCard Corp.	3,812	115
*	Brightcove Inc.	25,456	113
*	Quantum Corp.	98,136	113
*	AXT Inc.	28,066	112
*,1	Veritone Inc.	18,337	107
*,1	eMagin Corp.	50,679	105
*	Transphorm Inc.	24,701	99
*	eGain Corp.	12,737	97
*,1	CVD Equipment Corp.	7,295	97
*	Computer Task Group Inc.	13,414	97
*	Astronova Inc.	6,757	95
*	Rackspace Technology Inc.	48,958	92
*	Aeva Technologies Inc.	76,978	92
*	Atomera Inc.	14,264	91
*	Identiv Inc.	13,996	86
*	Telos Corp.	33,040	84
*	Upland Software Inc.	19,213	83
*	Innovid Corp.	58,925	83
*,1	Backblaze Inc.	16,181	82
*,1	Porch Group Inc.	55,645	80
[1]	Park City Group Inc.	12,115	77
*	Enfusion Inc. Class A	7,062	74
*	System1 Inc.	16,725	72
*	QuickLogic Corp.	11,891	71
*	Rigetti Computing Inc.	98,039	71
*	Edgio Inc.	88,134	70
*,1	Cleanspark Inc.	24,325	68
*	Vroom Inc.	74,354	67
*	BuzzFeed Inc.	58,794	66
*	Key Tronic Corp.	8,842	64
*	VirnetX Holding Corp.	48,198	63
*	SecureWorks Corp. Class A	7,362	63
*	Issuer Direct Corp.	2,964	62
*	Diebold Nixdorf Inc.	49,241	59
*	Kopin Corp.	54,575	59
*	Everspin Technologies Inc.	8,435	57
*	Skillz Inc. Class A	93,761	56
*	Amtech Systems Inc.	5,730	55
*,1	NextNav Inc.	27,071	55
*	comScore Inc.	41,944	52
*,1	Research Frontiers Inc.	30,521	52
*,1	Alpine 4 Holdings Inc.	101,723	52
*	Pixelworks Inc.	32,680	48
*,1	KULR Technology Group Inc.	52,190	46
*,1	Groupon Inc. Class A	10,751	45
*	Mastech Digital Inc.	3,641	45
*,1	Glimpse Group Inc.	11,947	45
*	TransAct Technologies Inc.	7,051	44
*,1	Vinco Ventures Inc.	133,125	43
*	Synchronoss Technologies Inc.	43,985	41
*	SEMrush Holdings Inc. Class A	4,087	41
*	Data I/O Corp.	8,084	40

		Shares	Market Value ($000)
*	Terawulf Inc.	40,484	38
*	Intellicheck Inc.	14,706	37
*	Viant Technology Inc. Class A	8,483	37
*	AudioEye Inc.	5,086	36
*,1	WM Technology Inc.	41,877	36
*	EMCORE Corp.	30,051	35
*,1	Arena Group Holdings Inc.	8,236	35
*,1	Embark Technology Inc.	11,962	34
*	One Stop Systems Inc.	11,905	30
*	1stdibs.com Inc.	7,570	30
*	Smith Micro Software Inc.	24,487	28
*	Phunware Inc.	40,040	28
*	GSI Technology Inc.	15,882	27
*	Inuvo Inc.	84,564	25
*	NetSol Technologies Inc.	9,164	24
*	Quantum Computing Inc.	16,529	22
*,1	Super League Gaming Inc.	37,313	21
*,1	Beachbody Co. Inc.	44,053	21
*	Zedge Inc. Class B	10,242	20
*	Arteris Inc.	4,387	19
*,1	KORE Group Holdings Inc.	15,866	19
*	WidePoint Corp.	10,057	18
*,1	Boxlight Corp. Class A	44,270	17
*	Marin Software Inc.	17,513	16
*	SeaChange International Inc.	39,652	14
*	Streamline Health Solutions Inc.	7,248	13
*	IronNet Inc.	34,984	12
*	Remark Holdings Inc.	6,494	9
*	Intrusion Inc.	6,811	8
*	Kubient Inc.	12,180	8
*	Cyxtera Technologies Inc.	26,115	8
*	Verb Technology Co. Inc.	62,112	7
*	authID Inc.	10,356	5
*	NextPlay Technologies Inc.	5,315	5
*	Greenidge Generation Holdings Inc.	7,091	3
			7,428,411
Telecommunications (2.3%)
	Cisco Systems Inc.	2,501,704	130,777
	Comcast Corp. Class A	2,853,277	108,168
	Verizon Communications Inc.	2,563,440	99,692
	AT&T Inc.	4,847,827	93,321
*	T-Mobile US Inc.	414,116	59,981
	Motorola Solutions Inc.	113,839	32,573
*	Arista Networks Inc.	155,561	26,113
*	Charter Communications Inc. Class A	62,257	22,264
	Juniper Networks Inc.	227,601	7,834
*	Liberty Broadband Corp. Class C	84,182	6,878
*	Roku Inc.	83,607	5,503
*	Ciena Corp.	100,824	5,295
	Iridium Communications Inc.	76,213	4,720
*	Frontier Communications Parent Inc.	167,214	3,808
	Cable One Inc.	3,922	2,753
*	Lumentum Holdings Inc.	43,065	2,326
*	Calix Inc.	37,250	1,996
	Cogent Communications Holdings Inc.	29,982	1,910
	Lumen Technologies Inc.	683,760	1,812
*	Extreme Networks Inc.	86,151	1,647
*	Viavi Solutions Inc.	151,996	1,646

		Shares	Market Value ($000)
*	ViaSat Inc.	47,883	1,620
*	DISH Network Corp. Class A	168,000	1,567
	InterDigital Inc.	20,449	1,491
*	Harmonic Inc.	73,856	1,078
*	Infinera Corp.	124,753	968
*	CommScope Holding Co. Inc.	136,290	868
*	Liberty Broadband Corp. Class A	10,027	823
	Telephone and Data Systems Inc.	70,031	736
*	Digi International Inc.	21,444	722
	Adtran Holdings Inc.	44,499	706
*	Gogo Inc.	43,651	633
	Shenandoah Telecommunications Co.	30,986	589
*	Globalstar Inc.	478,232	555
*	Altice USA Inc. Class A	143,163	490
*	IDT Corp. Class B	13,887	473
*	EchoStar Corp. Class A	24,087	441
*,1	Lightwave Logic Inc.	81,349	425
*	Clearfield Inc.	8,514	397
*	WideOpenWest Inc.	37,199	395
*	NETGEAR Inc.	18,985	351
	ATN International Inc.	8,389	343
*	8x8 Inc.	78,246	326
*	Xperi Inc.	26,568	290
*	Aviat Networks Inc.	8,225	283
*	Anterix Inc.	7,780	257
*,1	AST SpaceMobile Inc. Class A	47,259	240
	Comtech Telecommunications Corp.	19,010	237
	Bel Fuse Inc. Class B	5,951	224
*	US Cellular Corp.	9,905	205
*	Ooma Inc.	14,333	179
*	Ribbon Communications Inc.	46,419	159
*	KVH Industries Inc.	13,892	158
*,1	fuboTV Inc.	123,105	149
*	Consolidated Communications Holdings Inc.	55,540	143
*	Cambium Networks Corp.	7,849	139
	Spok Holdings Inc.	12,210	124
*	Akoustis Technologies Inc.	37,107	114
*	Kaltura Inc.	57,548	111
*	DZS Inc.	12,668	100
*	Lantronix Inc.	18,653	81
*	Genasys Inc.	27,518	81
*	Powerfleet Inc.	23,451	80
*	CalAmp Corp.	20,762	75
*	Charge Enterprises Inc.	66,536	73
	PCTEL Inc.	16,184	69
*	Airgain Inc.	10,184	55
*	Franklin Wireless Corp.	11,013	55
	Bel Fuse Inc. Class A	1,376	50
*,1	Applied Optoelectronics Inc.	17,785	39
*,1	Inseego Corp.	62,650	37
	Network-1 Technologies Inc.	15,271	33
*	Casa Systems Inc.	21,249	27
*,1	Vislink Technologies Inc.	33,062	11
*	Airspan Networks Holdings Inc.	11,905	8
			640,900
Utilities (3.2%)
	NextEra Energy Inc.	1,370,470	105,636
	Southern Co.	734,845	51,130

		Shares	Market Value ($000)
	Duke Energy Corp.	518,025	49,974
	Waste Management Inc.	277,171	45,226
	Sempra Energy (XNYS)	212,877	32,178
	American Electric Power Co. Inc.	349,026	31,758
	Dominion Energy Inc.	566,464	31,671
	Exelon Corp.	673,798	28,225
	Xcel Energy Inc.	371,551	25,057
*	PG&E Corp.	1,504,555	24,329
	Waste Connections Inc. (XTSE)	174,330	24,244
	Consolidated Edison Inc.	240,956	23,052
	Public Service Enterprise Group Inc.	337,913	21,103
	WEC Energy Group Inc.	213,521	20,240
	American Water Works Co. Inc.	131,006	19,191
	Republic Services Inc. Class A	139,155	18,817
	Eversource Energy	240,306	18,806
	Edison International	263,768	18,619
	Constellation Energy Corp.	223,330	17,531
	Entergy Corp.	142,776	15,383
	Ameren Corp.	176,279	15,229
	FirstEnergy Corp.	367,627	14,727
	PPL Corp.	499,470	13,880
	CenterPoint Energy Inc.	429,416	12,651
	DTE Energy Co.	111,446	12,208
	CMS Energy Corp.	196,321	12,050
	AES Corp.	452,614	10,899
	Atmos Energy Corp.	96,825	10,879
	Evergy Inc.	155,099	9,480
	Alliant Energy Corp.	175,257	9,359
	NiSource Inc.	278,386	7,784
	Essential Utilities Inc.	159,857	6,978
	Vistra Corp.	268,023	6,433
	Pinnacle West Capital Corp.	76,506	6,062
	NRG Energy Inc.	155,114	5,319
	OGE Energy Corp.	134,284	5,057
*	Clean Harbors Inc.	34,340	4,895
	UGI Corp.	140,428	4,881
*	Evoqua Water Technologies Corp.	82,922	4,123
	IDACORP Inc.	34,010	3,684
	National Fuel Gas Co.	63,667	3,676
	New Jersey Resources Corp.	66,060	3,514
	ONE Gas Inc.	37,233	2,950
	Portland General Electric Co.	60,248	2,946
	Ormat Technologies Inc. (XNYS)	34,277	2,906
	PNM Resources Inc.	59,694	2,906
	Black Hills Corp.	45,071	2,844
*	Casella Waste Systems Inc. Class A	34,190	2,826
	Hawaiian Electric Industries Inc.	73,238	2,812
	Southwest Gas Holdings Inc.	44,997	2,810
*	Sunrun Inc.	135,879	2,738
*	Stericycle Inc.	61,559	2,685
	ALLETE Inc.	39,496	2,542
	NorthWestern Corp.	41,472	2,400
	Spire Inc.	33,936	2,380
	American States Water Co.	25,186	2,239
	Avista Corp.	50,082	2,126
	California Water Service Group	36,351	2,116
	Avangrid Inc.	51,626	2,059
	MGE Energy Inc.	25,249	1,961

		Shares	Market Value ($000)
	Chesapeake Utilities Corp.	11,361	1,454
	SJW Group	17,962	1,367
	Clearway Energy Inc. Class C	42,083	1,318
	Northwest Natural Holding Co.	24,904	1,184
	Clearway Energy Inc. Class A	36,775	1,104
*,1	Sunnova Energy International Inc.	66,404	1,037
	Middlesex Water Co.	12,265	958
	Unitil Corp.	11,221	640
	York Water Co.	10,330	462
*,1	Vertex Energy Inc.	46,411	459
*	Heritage-Crystal Clean Inc.	12,511	446
*	Harsco Corp.	56,173	384
	Excelerate Energy Inc. Class A	14,432	320
	Artesian Resources Corp. Class A	5,284	293
*,1	NuScale Power Corp.	30,475	277
	Genie Energy Ltd. Class B	14,713	203
*	Pure Cycle Corp.	15,027	142
	RGC Resources Inc.	5,695	132
	Aris Water Solution Inc. Class A	15,958	124
*	Altus Power Inc. Class A	21,997	121
*	Perma-Fix Environmental Services Inc.	9,152	108
	Global Water Resources Inc.	8,514	106
*	Quest Resource Holding Corp.	15,848	97
*	Aqua Metals Inc.	93,458	93
*	Cadiz Inc.	16,180	65
	Via Renewables Inc.	1,933	36
*	Advanced Emissions Solutions Inc.	16,504	33
*	Charah Solutions Inc.	1,184	2
			865,149
Total Common Stocks (Cost $11,507,949)			27,179,902
Preferred Stock (0.0%)
	Air T Funding Preference Shares 8.000%, 6/7/49 (Cost $3)	165	4
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[5,6]	Vanguard Market Liquidity Fund, 4.839% (Cost $186,416)	1,864,639	186,445
Total Investments (100.2%) (Cost $11,694,368)			27,366,351
Other Assets and Liabilities—Net (-0.2%)			(42,827)
Net Assets (100%)			27,323,524
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $71,553,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Restricted securities totaling $311,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $77,574,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	15	1,360	20
E-mini S&P 500 Index	June 2023	674	139,442	6,041
E-mini S&P Mid-Cap 400 Index	June 2023	30	7,589	180
				6,241
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	27,179,290	343	269	27,179,902
Preferred Stock	4	—	—	4
Temporary Cash Investments	186,445	—	—	186,445
Total	27,365,739	343	269	27,366,351
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,241	—	—	6,241
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.